UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 88.7%
Brazil – 4.4%
231,524	Ambev SA (Consumer Staples)	$ 1,101,244
53,622	Banco do Brasil SA (Financials)	222,898
67,701	BB Seguridade Participacoes SA (Financials)	448,651
34,701	BRF SA (Consumer Staples)	487,373
43,326	CETIP SA - Mercados Organizados (Financials)	406,853
24,449	Cielo SA (Information Technology)	219,045
42,881	Embraer SA (Industrials)	332,644
35,409	Equatorial Energia SA (Utilities)	317,148
29,279	Fibria Celulose SA (Materials)	427,584
106,045	JBS SA (Consumer Staples)	336,088
78,941	Klabin SA (Materials)	478,015
106,073	Lojas Renner SA (Consumer Discretionary)	473,679
37,905	Natura Cosmeticos SA (Consumer Staples)	204,863
124,378	Odontoprev SA (Health Care)	315,797
22,715	Porto Seguro SA (Financials)	188,613
54,379	Raia Drogasil SA (Consumer Staples)	550,194
74,371	Sul America SA (Financials)	408,971
24,369	TOTVS SA (Information Technology)	208,130
54,624	Transmissora Alianca de Energia Eletrica SA (Utilities)	245,601
22,400	Ultrapar Participacoes SA (Energy)	358,562
66,210	WEG SA (Industrials)	256,808

		7,988,761

Chile – 0.8%
3,290	Banco de Chile ADR (Financials)	197,005
106,665	Cencosud SA (Consumer Staples)	224,816
34,710	Cia Cervecerias Unidas SA (Consumer Staples)	387,658
772,966	Colbun SA (Utilities)	191,177
26,407	Empresas COPEC SA (Energy)	226,457
42,980	Latam Airlines Group SA ADR (Industrials)*	237,250

		1,464,363

China – 26.2%
39,498	AAC Technologies Holdings, Inc. (Information Technology)	276,926
2,028,638	Agricultural Bank of China Ltd., Class H (Financials)	777,231
35,537	Alibaba Group Holding Ltd. ADR (Information Technology)*	2,987,951
66,743	Anhui Conch Cement Co. Ltd., Class H (Materials)	182,098
107,463	ANTA Sports Products Ltd. (Consumer Discretionary)	325,080
10,503	Baidu, Inc. ADR (Information Technology)*	2,289,339
4,304,591	Bank of China Ltd., Class H (Financials)	1,910,202
714,315	Bank of Communications Co. Ltd., Class H (Financials)	497,591

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
42,568	Beijing Enterprises Holdings Ltd. (Industrials)	$ 265,503
739,435	Belle International Holdings Ltd. (Consumer Discretionary)	646,724
799,224	China CITIC Bank Corp Ltd., Class H (Financials)*	504,158
229,613	China Communications Construction Co. Ltd., Class H (Industrials)	265,395
584,174	China Communications Services Corp. Ltd., Class H (Telecommunication Services)	225,321
4,475,428	China Construction Bank Corp., Class H (Financials)	3,077,165
620,499	China Everbright Bank Co. Ltd., Class H (Financials)	280,155
597,665	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)	222,044
304,618	China Life Insurance Co. Ltd., Class H (Financials)	1,051,159
163,752	China Mengniu Dairy Co. Ltd. (Consumer Staples)	260,670
256,114	China Merchants Bank Co. Ltd., Class H (Financials)	601,964
65,730	China Merchants Holdings International Co. Ltd. (Industrials)	213,675
558,454	China Minsheng Banking Corp. Ltd., Class H (Financials)	535,261
317,091	China Mobile Ltd. (Telecommunication Services)	3,603,702
219,396	China Overseas Land & Investment Ltd. (Financials)	727,362
63,816	China Pacific Insurance Group Co. Ltd., Class H (Financials)	262,609
1,067,563	China Petroleum & Chemical Corp., Class H (Energy)	654,149
395,539	China Power International Development Ltd. (Utilities)	210,731
286,356	China Railway Group Ltd., Class H (Industrials)	237,893
96,642	China Resources Land Ltd. (Financials)	259,933
130,458	China Resources Power Holdings Co. Ltd. (Utilities)	245,704
129,347	China Shenhua Energy Co. Ltd., Class H (Energy)	201,897
417,600	China Southern Airlines Co. Ltd., Class H (Industrials)	305,445
72,428	China Taiping Insurance Holdings Co. Ltd. (Financials)*	218,164
1,406,853	China Telecom Corp. Ltd., Class H (Telecommunication Services)	689,638
573,508	China Unicom Hong Kong Ltd. (Telecommunication Services)	710,232
87,500	China Vanke Co. Ltd., Class H (Financials)	218,074

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
514,403	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	$ 303,256
193,879	CITIC Ltd. (Industrials)	340,140
473,906	CNOOC Ltd. (Energy)	524,528
580,597	Country Garden Holdings Co. Ltd. (Financials)	217,950
403,948	CSPC Pharmaceutical Group Ltd. (Health Care)	379,876
2,798	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	299,414
354,275	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	481,693
1,075,500	Evergrande Real Estate Group Ltd. (Financials)	847,697
250,053	Far East Horizon Ltd. (Financials)	217,088
141,934	Fosun International Ltd. (Industrials)	253,403
899,160	Geely Automobile Holdings Ltd. (Consumer Discretionary)	472,085
165,603	Guangdong Investment Ltd. (Utilities)	226,018
43,617	Hengan International Group Co. Ltd. (Consumer Staples)	438,311
4,064,798	Industrial & Commercial Bank of China Ltd., Class H (Financials)	2,459,240
9,238	JD.com, Inc. ADR (Consumer Discretionary)*	283,422
164,360	Jiangsu Expressway Co. Ltd., Class H (Industrials)	212,872
88,372	Kingsoft Corp. Ltd. (Information Technology)	234,839
300,235	Kunlun Energy Co. Ltd. (Energy)	262,978
257,914	Lenovo Group Ltd. (Information Technology)	272,821
177,308	Longfor Properties Co. Ltd. (Financials)	242,908
304,727	Luye Pharma Group Ltd. (Health Care)*	265,341
3,399	NetEase, Inc. ADR (Information Technology)	566,477
11,304	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)	328,042
582,007	People’s Insurance Co Group of China Ltd. (The), Class H (Financials)	300,315
816,593	PetroChina Co. Ltd., Class H (Energy)	580,425
266,003	PICC Property & Casualty Co. Ltd., Class H (Financials)	577,167
296,163	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	1,621,801
4,446	Qunar Cayman Islands Ltd. ADR (Consumer Discretionary)*	200,203
44,937	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	235,932
98,226	Sinopharm Group Co. Ltd., Class H (Health Care)	412,445
4,815	TAL Education Group ADR (Consumer Discretionary)*	212,053
244,441	Tencent Holdings Ltd. (Information Technology)	4,865,517

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
244,077	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	$ 353,272
74,760	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	335,130
16,876	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	278,960
562,276	Want Want China Holdings Ltd. (Consumer Staples)	441,729
227,531	Weichai Power Co. Ltd., Class H (Industrials)	234,812
29,981	Zhuzhou CSR Times Electric Co. Ltd., Class H (Industrials)	198,018

		46,919,323

Czech Republic – 0.3%
10,267	CEZ AS (Utilities)	186,452
1,085	Komercni banka AS (Financials)	220,346
18,643	O2 Czech Republic AS (Telecommunication Services)	187,484

		594,282

Egypt – 0.3%
133,697	Commercial International Bank Egypt SAE GDR (Financials)	625,702

Greece – 0.2%
40,343	Hellenic Telecommunications Organization SA (Telecommunication Services)	390,292

Hong Kong – 1.0%
224,215	Haier Electronics Group Co. Ltd. (Consumer Discretionary)	402,039
1,073,723	Sino Biopharmaceutical Ltd. (Health Care)	1,012,508
455,398	Sun Art Retail Group Ltd. (Consumer Staples)	357,765

		1,772,312

Hungary – 0.4%
5,187	MOL Hungarian Oil & Gas PLC (Energy)	237,917
9,793	OTP Bank PLC (Financials)	201,966
15,199	Richter Gedeon Nyrt (Health Care)	288,670

		728,553

Indonesia – 1.8%
5,508,173	Adaro Energy Tbk PT (Energy)	218,973
622,344	Astra International Tbk PT (Consumer Discretionary)	266,526

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
451,287	Bank Central Asia Tbk PT (Financials)	$ 403,662
404,332	Bank Mandiri Persero Tbk PT (Financials)	248,415
293,905	Bank Rakyat Indonesia Persero Tbk PT (Financials)	228,900
80,404	Gudang Garam Tbk PT (Consumer Staples)	284,189
2,515,731	Kalbe Farma Tbk PT (Health Care)	242,754
225,817	Matahari Department Store Tbk PT (Consumer Discretionary)	255,442
1,064,714	Surya Citra Media Tbk PT (Consumer Discretionary)	233,183
2,072,175	Telekomunikasi Indonesia Persero Tbk PT (Telecommunication Services)	438,849
176,330	Unilever Indonesia Tbk PT (Consumer Staples)	468,387

		3,289,280

Malaysia – 2.1%
386,300	Astro Malaysia Holdings Bhd (Consumer Discretionary)	258,198
35,300	British American Tobacco Malaysia Bhd (Consumer Staples)	479,000
480,300	DiGi.Com Bhd (Telecommunication Services)	563,203
202,700	Genting Bhd (Consumer Discretionary)	342,270
183,500	Hartalega Holdings Bhd (Health Care)	232,387
197,700	IHH Healthcare Bhd (Health Care)	293,954
130,700	Malayan Banking Bhd (Financials)	255,024
141,600	Maxis Bhd (Telecommunication Services)	217,846
96,500	MISC Bhd (Industrials)	209,114
38,000	Petronas Dagangan Bhd (Energy)	222,796
192,300	Westports Holdings Bhd (Industrials)	193,924
605,100	YTL Corp Bhd (Utilities)	224,216
652,700	YTL Power International Bhd (Utilities)	237,262

		3,729,194

Mexico – 4.7%
114,016	Alfa SAB de CV, Class A (Industrials)	230,215
1,646,281	America Movil SAB de CV, Series L (Telecommunication Services)	1,331,419
59,362	Arca Continental SAB de CV (Consumer Staples)	373,023
370,784	Cemex SAB de CV, Series CPO (Materials)*	234,671
28,582	Coca-Cola Femsa SAB de CV, Series L (Consumer Staples)	220,449
94,923	Controladora Comercial Mexicana SAB de CV (Consumer Staples)	300,100

Shares	Description	Value
Common Stocks – (continued)
Mexico – (continued)
18,705	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	$ 246,896
89,180	Fibra Uno Administracion SA de CV REIT (Financials)	206,812
76,335	Fomento Economico Mexicano SAB de CV (Consumer Staples)	737,471
158,113	Gentera SAB de CV (Financials)	309,066
41,843	Gruma SAB de CV, Class B (Consumer Staples)	607,991
37,004	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	336,035
20,928	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	316,340
262,752	Grupo Bimbo SAB de CV, Series A (Consumer Staples)*	725,945
79,401	Grupo Comercial Chedraui SA de CV (Consumer Staples)	215,309
57,370	Grupo Financiero Banorte SAB de CV, Class O (Financials)	309,168
108,288	Grupo Lala SAB de CV (Consumer Staples)	262,406
109,154	Grupo Televisa SAB, Series CPO (Consumer Discretionary)	613,605
20,432	Promotora y Operadora de Infraestructura SAB de CV (Industrials)*	248,036
261,027	Wal-Mart de Mexico SAB de CV (Consumer Staples)	689,743

		8,514,700

Peru – 0.2%
2,591	Credicorp Ltd. (Financials)	273,636

Philippines – 1.1%
13,750	Ayala Corp. (Financials)	216,721
254,231	Ayala Land, Inc. (Financials)	182,557
8,710	Globe Telecom, Inc. (Telecommunication Services)	369,538
7,000	GT Capital Holdings, Inc. (Financials)	187,845
143,811	JG Summit Holdings, Inc. (Industrials)	215,839
62,770	Jollibee Foods Corp. (Consumer Discretionary)	267,645
509,632	SM Prime Holdings, Inc. (Financials)	232,436
72,830	Universal Robina Corp. (Consumer Staples)	312,084

		1,984,665

Poland – 1.2%
10,501	CCC SA (Consumer Discretionary)	412,898
13,642	Eurocash SA (Consumer Staples)	175,427
7,240	Grupa Azoty SA (Materials)*	193,276

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Poland – (continued)
27,885	Grupa Lotos SA (Energy)*	$ 196,600
213	LPP SA (Consumer Discretionary)	358,604
26,008	Polski Koncern Naftowy Orlen SA (Energy)	436,902
151,039	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	201,323
19,523	Powszechny Zaklad Ubezpieczen SA (Financials)	186,359

		2,161,389

Qatar – 1.0%
48,527	Barwa Real Estate Co. (Financials)	506,329
23,592	Commercial Bank QSC (The) (Financials)	292,151
16,936	Doha Bank QSC (Financials)	227,863
15,048	Ooredoo QSC (Telecommunication Services)	272,702
3,893	Qatar Electricity & Water Co. QSC (Utilities)	208,442
6,472	Qatar National Bank SAQ (Financials)	284,331

		1,791,818

Russia – 3.9%
315,121	Gazprom PAO ADR (Energy)	1,301,766
24,808	Lukoil PJSC (Energy)	951,829
5,987	Magnit PJSC GDR (Consumer Staples)	288,693
14,957	MegaFon PJSC GDR (Telecommunication Services)	226,599
2,764	MMC Norilsk Nickel PJSC (Materials)	373,290
53,713	Mobile TeleSystems PJSC ADR (Telecommunication Services)	378,676
219,426	Moscow Exchange MICEX-RTS PJSC (Financials)	314,701
134,317	Rosneft OAO GDR (Energy)	539,954
221,608	Rostelecom PJSC (Telecommunication Services)	294,392
68,967	Sberbank of Russia PJSC ADR (Financials)	462,147
46,989	Severstal PAO GDR (Materials)	502,782
60,874	Surgutneftegas OAO ADR (Energy)	384,724
22,395	Tatneft PAO ADR (Energy)	659,533
193,163	VTB Bank PJSC GDR (Financials)	411,824

		7,090,910

South Africa – 8.8%
26,128	Barclays Africa Group Ltd. (Financials)	287,897
25,550	Bidvest Group Ltd. (The) (Industrials)	597,183

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
55,061	Brait SE (Financials)*	$ 612,163
5,110	Capitec Bank Holdings Ltd. (Financials)	212,621
51,482	Coronation Fund Managers Ltd. (Financials)	216,960
33,099	Discovery Ltd. (Financials)	331,082
83,936	Exxaro Resources Ltd. (Energy)	261,936
160,922	FirstRand Ltd. (Financials)	524,727
66,066	Fortress Income Fund Ltd. (Financials)	184,912
21,190	Foschini Group Ltd (The) (Consumer Discretionary)	190,313
99,719	Gold Fields Ltd. (Materials)	254,346
173,876	Growthpoint Properties Ltd. REIT (Financials)	290,959
39,347	Hyprop Investments Ltd. REIT (Financials)	328,692
22,635	Imperial Holdings Ltd. (Consumer Discretionary)	238,515
22,526	Investec Ltd. (Financials)	189,018
31,695	Liberty Holdings Ltd. (Financials)	285,189
35,237	Massmart Holdings Ltd. (Consumer Staples)	282,238
27,917	Mediclinic International Ltd. (Health Care)	222,639
121,382	MMI Holdings Ltd/South Africa (Financials)	199,161
13,343	Mondi Ltd. (Materials)	304,122
31,020	Mr Price Group Ltd. (Consumer Discretionary)	432,408
59,104	MTN Group Ltd. (Telecommunication Services)	594,975
12,276	Naspers Ltd., Class N (Consumer Discretionary)	1,834,453
12,355	Nedbank Group Ltd. (Financials)	180,741
132,867	Netcare Ltd. (Health Care)	331,707
111,351	Pick n Pay Stores Ltd. (Consumer Staples)	505,017
21,525	Pioneer Foods Group Ltd. (Consumer Staples)	251,523
18,980	PSG Group Ltd. (Financials)	355,526
465,919	Redefine Properties Ltd. REIT (Financials)	340,877
11,095	Remgro Ltd. (Financials)	199,733
53,590	Resilient REIT Ltd. REIT (Financials)	462,687
49,175	Sanlam Ltd. (Financials)	210,068
82,385	Sappi Ltd. (Materials)*	357,649
12,775	Sasol Ltd. (Energy)	356,637
27,955	Shoprite Holdings Ltd. (Consumer Staples)	275,227
18,855	SPAR Group Ltd (The) (Consumer Staples)	237,440
60,130	Standard Bank Group Ltd. (Financials)	541,421
130,445	Steinhoff International Holdings Ltd. (Consumer Discretionary)	732,735

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
85,338	Telkom SA SOC Ltd. (Telecommunication Services)	$ 365,793
9,433	Tiger Brands Ltd. (Consumer Staples)	217,953
35,082	Truworths International Ltd. (Consumer Discretionary)	229,931
40,784	Vodacom Group Ltd. (Telecommunication Services)	412,931
64,630	Woolworths Holdings Ltd. (Consumer Discretionary)	457,161

		15,899,266

South Korea – 16.4%
2,755	Amorepacific Corp. (Consumer Staples)	959,926
4,299	AMOREPACIFIC Group (Consumer Staples)	569,834
2,932	BGF retail Co Ltd. (Consumer Staples)	454,466
3,242	Celltrion, Inc. (Health Care)*	241,600
1,183	CJ CheilJedang Corp (Consumer Staples)	368,266
1,415	CJ Corp. (Industrials)	309,136
2,664	CJ E&M Corp. (Consumer Discretionary)*	194,155
6,209	Coway Co. Ltd. (Consumer Discretionary)	453,055
16,075	Daewoo International Corp. (Industrials)	265,823
22,573	DGB Financial Group, Inc. (Financials)	202,719
6,899	Dongbu Insurance Co. Ltd. (Financials)	369,956
1,155	E-MART, Inc. (Consumer Staples)	213,436
7,799	GS Holdings Corp. (Energy)	340,097
4,550	GS Retail Co. Ltd. (Consumer Staples)	216,882
15,798	Hana Financial Group, Inc. (Financials)	347,868
7,409	Hankook Tire Co. Ltd. (Consumer Discretionary)	295,260
877	Hanmi Pharm Co. Ltd. (Health Care)*	601,302
1,511	Hanmi Science Co. Ltd. (Health Care)*	194,412
2,935	Hanssem Co. Ltd. (Consumer Discretionary)	599,393
12,691	Hanwha Chemical Corp. (Materials)	272,878
6,804	Hanwha Corp. (Industrials)	213,864
39,410	Hanwha Life Insurance Co. Ltd. (Financials)	259,999
4,784	Hotel Shilla Co. Ltd. (Consumer Discretionary)	373,863
2,002	Hyosung Corp. (Materials)	199,673
6,187	Hyundai Development Co.-Engineering & Construction (Industrials)	219,047
8,493	Hyundai Engineering & Construction Co. Ltd. (Industrials)	234,317
18,796	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	550,223

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
1,155	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	$ 248,843
2,458	Hyundai Motor Co. (Consumer Discretionary)	313,074
5,320	Hyundai Steel Co. (Materials)	233,372
2,789	Hyundai Wia Corp. (Consumer Discretionary)	291,411
17,080	Industrial Bank of Korea (Financials)	196,161
7,475	Kangwon Land, Inc. (Consumer Discretionary)	246,574
17,876	KB Financial Group, Inc. (Financials)	544,130
8,124	Kia Motors Corp. (Consumer Discretionary)	368,300
4,973	Korea Aerospace Industries Ltd. (Industrials)	360,291
11,488	Korea Electric Power Corp. (Utilities)	485,590
11,777	Korea Gas Corp. (Utilities)	390,007
717	Korea Zinc Co. Ltd. (Materials)	281,711
19,425	KT Corp. (Telecommunication Services)*	502,378
4,543	KT&G Corp. (Consumer Staples)	419,758
1,135	LG Chem Ltd. (Materials)	311,670
5,329	LG Corp. (Industrials)	338,685
17,529	LG Display Co. Ltd. (Information Technology)	384,471
8,607	LG Electronics, Inc. (Consumer Discretionary)	402,832
1,013	LG Household & Health Care Ltd. (Consumer Staples)	881,744
69,419	LG Uplus Corp. (Telecommunication Services)	638,411
1,445	Lotte Chemical Corp. (Materials)	300,093
119	Lotte Confectionery Co. Ltd. (Consumer Staples)	201,408
1,529	NAVER Corp (Information Technology)	833,124
1,147	NCSoft Corp. (Information Technology)	220,377
334	Orion Corp. (Consumer Staples)	329,083
202	Ottogi Corp. (Consumer Staples)	181,583
3,050	POSCO (Materials)	445,101
5,490	S-1 Corp. (Industrials)	446,577
5,063	Samsung Electronics Co. Ltd. (Information Technology)	5,613,655
905	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	239,526
3,233	Samsung Life Insurance Co. Ltd. (Financials)	287,551
12,985	Shinhan Financial Group Co. Ltd. (Financials)	464,771
1,248	SK Holdings Co. Ltd. (Industrials)	290,972
25,377	SK Hynix, Inc. (Information Technology)	692,469
2,446	SK Innovation Co. Ltd. (Energy)*	269,302
2,666	SK Telecom Co. Ltd. (Telecommunication Services)	538,702

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
South Korea – (continued)
2,966	S-Oil Corp. (Energy)	$ 190,041
26,740	Woori Bank (Financials)	219,129
1,244	Yuhan Corp. (Health Care)	297,559

		29,421,886

Taiwan – 11.1%
49,981	Advantech Co. Ltd. (Information Technology)	328,440
287,153	Asia Cement Corp. (Materials)	243,238
25,749	Asustek Computer, Inc. (Information Technology)	212,984
765,072	AU Optronics Corp. (Information Technology)	204,850
19,028	Catcher Technology Co. Ltd. (Information Technology)	184,206
359,754	Cathay Financial Holding Co. Ltd. (Financials)	503,117
410,546	Chang Hwa Commercial Bank Ltd. (Financials)	201,236
108,300	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	181,484
619,084	China Airlines Ltd. (Industrials)*	204,831
767,793	China Development Financial Holding Corp. (Financials)	197,817
457,035	China Life Insurance Co. Ltd./Taiwan (Financials)	371,038
552,803	China Steel Corp. (Materials)	307,376
191,940	Chunghwa Telecom Co. Ltd. (Telecommunication Services)	586,839
700,824	CTBC Financial Holding Co. Ltd. (Financials)	367,137
361,988	E.Sun Financial Holding Co. Ltd. (Financials)	217,911
17,360	Eclat Textile Co. Ltd. (Consumer Discretionary)	233,473
110,095	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	231,711
118,220	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	650,099
481,207	First Financial Holding Co. Ltd. (Financials)	224,078
112,979	Formosa Chemicals & Fibre Corp. (Materials)	244,357
89,478	Formosa Plastics Corp. (Materials)	202,026
225,256	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	210,129
402,119	Fubon Financial Holding Co. Ltd. (Financials)	640,592
559,055	Hon Hai Precision Industry Co. Ltd. (Information Technology)	1,438,657
393,618	Hua Nan Financial Holdings Co. Ltd. (Financials)	183,894
594,911	Innolux Corp. (Information Technology)	182,071
418,740	Inotera Memories, Inc. (Information Technology)*	283,505
5,130	Largan Precision Co. Ltd. (Information Technology)	395,256
28,576	MediaTek, Inc. (Information Technology)	228,051

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
375,064	Mega Financial Holding Co. Ltd. (Financials)	$ 258,530
115,179	Pegatron Corp. (Information Technology)	303,808
196,281	Pou Chen Corp. (Consumer Discretionary)	261,271
101,089	Powertech Technology, Inc. (Information Technology)	218,331
122,595	President Chain Store Corp. (Consumer Staples)	784,951
478,772	Ruentex Development Co. Ltd. (Financials)	635,830
1,166,115	Shin Kong Financial Holding Co. Ltd. (Financials)	255,787
733,022	SinoPac Financial Holdings Co Ltd. (Financials)	226,810
165,026	Standard Foods Corp. (Consumer Staples)	387,767
1,197,852	Taiwan Business Bank (Financials)*	301,646
437,651	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	186,366
78,680	Taiwan Mobile Co. Ltd. (Telecommunication Services)	237,665
1,175,386	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	5,005,168
390,017	Uni-President Enterprises Corp. (Consumer Staples)	642,820
375,666	Wistron Corp. (Information Technology)	196,223
505,656	Yuanta Financial Holding Co. Ltd. (Financials)	191,313

		19,754,689

Thailand – 1.6%
111,600	Advanced Info Service PCL NVDR (Telecommunication Services)	621,210
26,100	Airports of Thailand PCL NVDR (Industrials)	226,482
40,900	Bangkok Bank PCL NVDR (Financials)	191,148
375,432	BEC World PCL NVDR (Consumer Discretionary)	345,682
812,032	BTS Group Holdings PCL NVDR (Industrials)	216,376
41,400	Bumrungrad Hospital PCL NVDR (Health Care)	255,285
164,301	CP ALL PCL NVDR (Consumer Staples)	215,462
86,400	Glow Energy PCL NVDR (Utilities)	198,884
38,500	PTT PCL NVDR (Energy)	275,000
54,800	Siam Commercial Bank PCL (The) NVDR (Financials)	201,066
406,032	Thai Union Group PCL NVDR (Consumer Staples)	209,587

		2,956,182

Turkey – 0.8%
32,493	BIM Birlesik Magazalar AS (Consumer Staples)	609,279

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkey – (continued)
87,595	Haci Omer Sabanci Holding AS (Financials)	$ 245,622
49,246	KOC Holding AS (Industrials)	203,151
9,701	Tupras Turkiye Petrol Rafinerileri AS (Energy)*	240,147
108,338	Turk Telekomunikasyon AS (Telecommunication Services)	223,646

		1,521,845

United Arab Emirates – 0.4%
289,070	Aldar Properties PJSC (Financials)	184,159
118,974	Dubai Islamic Bank PJSC (Financials)	207,303
80,233	Emirates Telecommunications Group Co. PJSC (Telecommunication Services)	360,420

		751,882

TOTAL COMMON STOCKS (Cost $159,516,202)		$159,624,930

Exchange - Traded Funds – 8.6%
United States – 8.6%
131,504	iShares India 50 ETF	$ 3,588,744
306,209	iShares MSCI India ETF	8,420,748
184,775	PowerShares India Portfolio	3,560,614

TOTAL EXCHANGE - TRADED FUNDS (Cost $16,464,758)		$ 15,570,106

Preferred Stocks – 3.2%
Brazil – 1.9%
104,913	Banco Bradesco SA (Financials)	$ 565,411
50,785	Braskem SA, Class A (Materials)	339,789
26,523	Cia Brasileira de Distribuicao (Consumer Staples)	331,635
49,284	Cia Energetica de Sao Paulo, Class B (Utilities)	169,275
165,114	Gerdau SA (Materials)	257,013
140,840	Itau Unibanco Holding SA (Financials)	998,748
113,925	Itausa - Investimentos Itau SA (Financials)	210,765
275,838	Oi SA (Telecommunication Services)*	123,882
63,644	Suzano Papel e Celulose SA, Class A (Materials)	308,569

		3,305,087

Shares	Description		Value
Preferred Stocks – (continued)
South Korea – 1.1%
5,658	Amorepacific Corp. (Consumer Staples)		$ 1,155,491
847	Samsung Electronics Co. Ltd. (Information Technology)		801,617

			1,957,108

Chile – 0.1%
85,461	Embotelladora Andina SA, Class B (Consumer Staples)		261,489

Russia – 0.1%
84	AK Transneft OAO (Energy)		192,044

TOTAL PREFERRED STOCKS (Cost $5,487,836)			$ 5,715,728

Units	Description	Expiration Month	Value
Right – 0.0%
Taiwan – 0.0%
27,685	Mega Financial Holding Co. Ltd. (Financials)*
(Cost $0)		12/15	$ 1,264

TOTAL INVESTMENTS – 100.5% (Cost $181,468,796)			$180,912,028

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(880,693)

NET ASSETS – 100.0%			$180,031,335

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non Income Producing

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$181,468,796

Gross unrealized gain	6,007,260
Gross unrealized loss	(6,564,028)

Net unrealized loss	$(556,768)

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Australia – 5.7%
1,162	AGL Energy Ltd. (Utilities)	$ 13,935
2,030	Amcor Ltd. (Materials)	19,887
4,466	AMP Ltd. (Financials)	18,802
4,060	APA Group (Utilities)	26,183
4,816	Aristocrat Leisure Ltd. (Consumer Discretionary)	33,117
1,470	Asciano Ltd. (Industrials)	9,107
966	ASX Ltd. (Financials)	28,972
1,960	Aurizon Holdings Ltd. (Industrials)	7,911
4,312	Australia & New Zealand Banking Group Ltd. (Financials)	84,829
1,470	Bank of Queensland Ltd. (Financials)	14,550
5,250	Bendigo & Adelaide Bank Ltd. (Financials)	42,454
882	BHP Billiton Ltd. (Materials)	11,561
1,071	BHP Billiton PLC (Materials)	12,847
1,316	Brambles Ltd. (Industrials)	10,384
1,064	Caltex Australia Ltd. (Energy)	26,460
1,119	Challenger Ltd. (Financials)	6,843
1,834	CIMIC Group Ltd. (Industrials)	33,289
1,035	Coca-Cola Amatil Ltd. (Consumer Staples)	6,772
1,190	Cochlear Ltd. (Health Care)	81,373
3,481	Commonwealth Bank of Australia (Financials)	200,350
1,120	CSL Ltd. (Health Care)	81,244
1,372	Dexus Property Group REIT (Financials)	7,635
4,101	DUET Group (Utilities)	6,983
2,170	Flight Centre Travel Group Ltd. (Consumer Discretionary)	56,574
46,808	Fortescue Metals Group Ltd. (Materials)	66,478
3,318	Goodman Group REIT (Financials)	14,714
4,802	GPT Group (The) REIT (Financials)	16,075
5,698	Harvey Norman Holdings Ltd. (Consumer Discretionary)	16,845
3,860	Incitec Pivot Ltd. (Materials)	10,572
7,456	Insurance Australia Group Ltd. (Financials)	29,930
2,814	LendLease Group (Financials)	25,998
686	Macquarie Group Ltd. (Financials)	40,467
6,566	Medibank Pvt Ltd. (Financials)	11,038
7,588	Mirvac Group REIT (Financials)	10,254
4,424	National Australia Bank Ltd. (Financials)	94,213

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
1,697	Newcrest Mining Ltd. (Materials)*	$ 13,415
11,928	Platinum Asset Management Ltd. (Financials)	69,749
8,862	Qantas Airways Ltd. (Industrials)*	23,374
1,546	QBE Insurance Group Ltd. (Financials)	13,969
572	Ramsay Health Care Ltd. (Health Care)	27,790
2,011	REA Group Ltd. (Consumer Discretionary)	73,150
7,720	Scentre Group REIT (Financials)	22,376
2,156	Sonic Healthcare Ltd. (Health Care)	31,761
39,682	South32 Ltd. (Materials)*	34,217
6,440	Stockland REIT (Financials)	18,666
2,968	Suncorp Group Ltd. (Financials)	28,797
6,604	Sydney Airport (Industrials)	31,583
8,022	Tabcorp Holdings Ltd. (Consumer Discretionary)	26,564
7,084	Tatts Group Ltd. (Consumer Discretionary)	21,354
14,468	Telstra Corp. Ltd. (Telecommunication Services)	56,192
945	TPG Telecom Ltd. (Telecommunication Services)	7,073
5,964	Transurban Group (Industrials)	44,814
1,254	Treasury Wine Estates Ltd. (Consumer Staples)	6,879
3,906	Vicinity Centres REIT (Financials)	7,670
1,162	Wesfarmers Ltd. (Consumer Staples)	32,071
4,620	Westfield Corp. REIT (Financials)	32,137
5,233	Westpac Banking Corp. (Financials)	121,908
3,883	Woolworths Ltd. (Consumer Staples)	66,599

		1,990,754

Austria – 0.0%**
280	ANDRITZ AG (Industrials)	14,687

Belgium – 1.3%
882	Ageas (Financials)	38,570
1,148	Anheuser-Busch InBev SA/NV (Consumer Staples)	147,859
863	Colruyt SA (Consumer Staples)	42,747
993	Delhaize Group (Consumer Staples)	99,454
322	Groupe Bruxelles Lambert SA (Financials)	26,448
336	KBC Groep NV (Financials)	20,050
393	Proximus SADP (Telecommunication Services)	12,977

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
238	Solvay SA (Materials)	$ 27,411
168	Telenet Group Holding NV (Consumer Discretionary)*	9,172
112	UCB SA (Health Care)	9,998
294	Umicore SA (Materials)	12,155

		446,841

Canada – 7.7%
238	Agrium, Inc. (Materials)	23,563
2,616	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	119,598
336	Atco Ltd., Class I (Utilities)	9,104
784	Bank of Montreal (Financials)	45,398
1,680	Bank of Nova Scotia (The) (Financials)	76,818
546	BCE, Inc. (Telecommunication Services)	23,568
5,894	BlackBerry Ltd. (Information Technology)*	47,005
2,366	Brookfield Asset Management, Inc., Class A (Financials)	81,463
938	CAE, Inc. (Industrials)	10,679
644	Canadian Imperial Bank of Commerce (Financials)	48,496
770	Canadian National Railway Co. (Industrials)	46,091
392	Canadian Natural Resources Ltd. (Energy)	9,520
56	Canadian Pacific Railway Ltd. (Industrials)	8,280
126	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	11,839
434	Canadian Utilities Ltd., Class A (Utilities)	10,631
107	CCL Industries, Inc., Class B (Materials)	17,820
2,590	Cenovus Energy, Inc. (Energy)	38,432
686	CGI Group, Inc., Class A (Information Technology)*	29,946
3,220	CI Financial Corp. (Financials)	76,749
345	Constellation Software, Inc. (Information Technology)	148,490
1,776	Dollarama, Inc. (Consumer Discretionary)	119,098
7,855	Empire Co. Ltd. (Consumer Staples)	157,140
588	Enbridge, Inc. (Energy)	20,943
1,162	Encana Corp. (Energy)	9,703
43	Fairfax Financial Holdings Ltd. (Financials)	20,704
2,632	Finning International, Inc. (Industrials)	38,779
1,064	First Capital Realty, Inc. (Financials)	15,653
467	Fortis, Inc. (Utilities)	12,934
1,263	George Weston Ltd. (Consumer Staples)	103,599

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
1,078	Gildan Activewear, Inc. (Consumer Discretionary)	$ 33,539
2,058	Great-West Lifeco, Inc. (Financials)	56,084
896	H&R Real Estate Investment Trust REIT (Financials)	14,439
1,442	Husky Energy, Inc. (Energy)	19,524
630	IGM Financial, Inc. (Financials)	18,011
2,268	Industrial Alliance Insurance & Financial Services, Inc. (Financials)	77,153
760	Intact Financial Corp. (Financials)	50,806
2,394	Jean Coutu Group PJC, Inc. (The), Class A (Consumer Staples)	32,144
34,252	Kinross Gold Corp. (Materials)*	67,133
1,420	Loblaw Cos. Ltd. (Consumer Staples)	71,893
3,528	Manulife Financial Corp. (Financials)	58,233
2,718	Metro, Inc. (Consumer Staples)	78,500
882	National Bank of Canada (Financials)	28,990
252	Onex Corp. (Financials)	15,563
476	Potash Corp. of Saskatchewan, Inc. (Materials)	9,662
3,584	Power Corp. of Canada (Financials)	84,321
2,254	Power Financial Corp. (Financials)	57,397
742	RioCan Real Estate Investment Trust REIT (Financials)	14,237
527	Rogers Communications, Inc., Class B (Telecommunication Services)	20,385
2,730	Royal Bank of Canada (Financials)	155,972
1,862	Saputo, Inc. (Consumer Staples)	45,709
658	Shaw Communications, Inc., Class B (Consumer Discretionary)	13,697
376	Smart Real Estate Investment Trust REIT (Financials)	9,035
1,103	Sun Life Financial, Inc. (Financials)	36,478
2,436	Suncor Energy, Inc. (Energy)	67,502
406	TELUS Corp. (Telecommunication Services)	12,939
2,800	Toronto-Dominion Bank (The) (Financials)	114,679
532	TransCanada Corp. (Energy)	16,835
1,801	Veresen, Inc. (Energy)	14,174
224	West Fraser Timber Co. Ltd. (Materials)	9,221

		2,686,298

China – 0.1%
41,110	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	32,096

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Denmark – 2.1%
756	Carlsberg A/S, Class B (Consumer Staples)	$ 64,270
351	Chr Hansen Holding A/S (Materials)	22,018
795	Coloplast A/S, Class B (Health Care)	64,491
1,120	Danske Bank A/S (Financials)	30,047
541	DSV A/S (Industrials)	21,032
781	ISS A/S (Industrials)	27,233
4,846	Novo Nordisk A/S, Class B (Health Care)	266,873
154	Novozymes A/S, Class B (Materials)	7,402
738	Pandora A/S (Consumer Discretionary)	87,449
5,351	TDC A/S (Telecommunication Services)	28,097
731	Tryg A/S (Financials)	14,230
513	Vestas Wind Systems A/S (Industrials)	33,459
643	William Demant Holding A/S (Health Care)*	61,718

		728,319

Finland – 0.8%
686	Elisa OYJ (Telecommunication Services)	25,547
602	Fortum OYJ (Utilities)	8,787
346	Kone OYJ, Class B (Industrials)	14,760
770	Neste OYJ (Energy)	22,185
181	Nokian Renkaat OYJ (Consumer Discretionary)	7,102
1,484	Orion OYJ, Class B (Health Care)	49,543
882	Sampo OYJ, Class A (Financials)	43,707
4,872	UPM-Kymmene OYJ (Materials)	92,979
168	Wartsila OYJ Abp (Industrials)	7,548

		272,158

France – 9.2%
616	Accor SA (Consumer Discretionary)	25,985
112	Aeroports de Paris (Industrials)	12,681
434	Air Liquide SA (Materials)	52,942
364	Airbus Group SE (Industrials)	26,311
420	Alstom SA (Industrials)*	13,048
2,199	Atos SE (Information Technology)	179,968
3,221	AXA SA (Financials)	87,121
2,027	BNP Paribas SA (Financials)	120,122

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
392	Bureau Veritas SA (Industrials)	$ 8,071
828	Cap Gemini SA (Information Technology)	76,361
2,155	Carrefour SA (Consumer Staples)	66,414
868	Casino Guichard Perrachon SA (Consumer Staples)	49,614
625	Christian Dior SE (Consumer Discretionary)	114,328
323	Cie Generale des Etablissements Michelin (Consumer Discretionary)	32,374
2,833	CNP Assurances (Financials)	39,436
1,640	Credit Agricole SA (Financials)	19,780
1,666	Danone SA (Consumer Staples)	116,711
784	Dassault Systemes (Information Technology)	62,375
378	Edenred (Industrials)	7,831
578	Electricite de France SA (Utilities)	8,610
840	Engie SA (Utilities)	14,629
588	Essilor International SA (Health Care)	76,727
1,610	Eurazeo SA (Financials)	108,196
1,050	Eutelsat Communications SA (Consumer Discretionary)	31,328
154	Fonciere Des Regions REIT (Financials)	13,654
182	Gecina SA REIT (Financials)	21,971
305	Hermes International (Consumer Discretionary)	107,348
168	ICADE REIT (Financials)	11,849
28	Iliad SA (Telecommunication Services)	6,243
154	Imerys SA (Materials)	10,434
70	Ingenico Group SA (Information Technology)	8,809
323	JCDecaux SA (Consumer Discretionary)	11,970
42	Kering (Consumer Discretionary)	7,255
476	Klepierre REIT (Financials)	21,597
235	Lagardere SCA (Consumer Discretionary)	6,932
392	Legrand SA (Industrials)	23,052
938	L’Oreal SA (Consumer Staples)	166,036
594	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	99,592
2,997	Natixis SA (Financials)	18,169
546	Numericable-SFR SAS (Consumer Discretionary)*	23,369
1,825	Orange SA (Telecommunication Services)	31,533
378	Pernod Ricard SA (Consumer Staples)	42,996

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
5,798	Peugeot SA (Consumer Discretionary)*	$ 103,549
630	Publicis Groupe SA (Consumer Discretionary)	39,736
126	Remy Cointreau SA (Consumer Staples)	8,935
767	Renault SA (Consumer Discretionary)	77,370
6,109	Rexel SA (Industrials)	83,650
644	Safran SA (Industrials)	47,530
2,450	Sanofi (Health Care)	218,339
840	Schneider Electric SE (Industrials)	53,230
1,604	SCOR SE (Financials)	62,884
364	Societe BIC SA (Industrials)	59,857
1,786	Societe Generale SA (Financials)	85,222
311	Sodexo SA (Consumer Discretionary)	30,730
289	Thales SA (Industrials)	21,509
2,220	TOTAL SA (Energy)	110,199
134	Unibail-Rodamco SE REIT (Financials)	34,405
140	Valeo SA (Consumer Discretionary)	21,669
1,592	Veolia Environnement SA (Utilities)	38,151
989	Vinci SA (Industrials)	64,301
2,364	Vivendi SA (Consumer Discretionary)	49,761
89	Wendel SA (Financials)	10,603

		3,205,402

Germany – 7.2%
1,035	adidas AG (Consumer Discretionary)	100,119
936	Allianz SE (Financials)	165,731
210	Axel Springer SE (Consumer Discretionary)	11,719
855	BASF SE (Materials)	70,742
1,554	Bayer AG (Health Care)	207,290
126	Bayerische Motoren Werke AG (Consumer Discretionary)	13,747
1,035	Beiersdorf AG (Consumer Staples)	96,347
373	Brenntag AG (Industrials)	20,371
135	Continental AG (Consumer Discretionary)	32,608
980	Daimler AG (Consumer Discretionary)	87,698
728	Deutsche Bank AG (Financials)	18,688
912	Deutsche Boerse AG (Financials)	78,203
3,112	Deutsche Lufthansa AG (Industrials)*	44,585

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
3,710	Deutsche Post AG (Industrials)	$ 108,400
6,559	Deutsche Telekom AG (Telecommunication Services)	120,915
2,522	Deutsche Wohnen AG (Financials)	69,374
4,650	E.ON SE (Utilities)	44,180
379	Evonik Industries AG (Materials)	12,945
420	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	25,679
644	Fresenius Medical Care AG & Co KGaA (Health Care)	53,189
924	Fresenius SE & Co KGaA (Health Care)	67,814
386	GEA Group AG (Industrials)	16,013
505	Hannover Rueck SE (Financials)	59,069
798	HeidelbergCement AG (Materials)	63,514
350	Henkel AG & Co KGaA (Consumer Staples)	33,583
966	HUGO BOSS AG (Consumer Discretionary)	83,639
1,306	Infineon Technologies AG (Information Technology)	19,352
574	Kabel Deutschland Holding AG (Consumer Discretionary)	70,202
252	LANXESS AG (Materials)	12,828
168	Linde AG (Materials)	29,321
210	MAN SE (Industrials)	20,833
854	Merck KGaA (Health Care)	87,435
1,746	METRO AG (Consumer Staples)	58,198
404	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	81,390
571	OSRAM Licht AG (Industrials)	24,098
966	ProSiebenSat.1 Media SE (Consumer Discretionary)	50,706
1,610	SAP SE (Information Technology)	126,833
602	Siemens AG (Industrials)	62,398
602	Symrise AG (Materials)	40,730
4,401	Telefonica Deutschland Holding AG (Telecommunication Services)	24,733
1,232	TUI AG (Consumer Discretionary)	20,437
290	United Internet AG (Information Technology)	15,452
1,395	Vonovia SE (Financials)	43,220
779	Zalando SE (Consumer Discretionary)*(a)	26,410

		2,520,738

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 2.5%
18,332	AIA Group Ltd. (Financials)	$ 109,491
5,824	Bank of East Asia Ltd. (The) (Financials)	20,811
10,688	BOC Hong Kong Holdings Ltd. (Financials)	32,745
2,982	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	26,121
1,218	Cheung Kong Property Holdings Ltd. (Financials)	7,943
1,204	CK Hutchison Holdings Ltd. (Industrials)	15,796
1,638	CLP Holdings Ltd. (Utilities)	13,692
10,753	First Pacific Co. Ltd. (Financials)	6,686
1,988	Hang Seng Bank Ltd. (Financials)	36,032
1,556	Henderson Land Development Co. Ltd. (Financials)	9,585
30,528	HK Electric Investments & HK Electric Investments Ltd. (Utilities)(a)	24,337
6,258	Hong Kong & China Gas Co. Ltd. (Utilities)	12,287
3,262	Hong Kong Exchanges and Clearing Ltd. (Financials)	85,001
951	Hongkong Land Holdings Ltd. (Financials)	6,647
1,664	Hysan Development Co. Ltd. (Financials)	7,030
7,406	Kerry Properties Ltd. (Financials)	20,875
7,693	Link REIT (Financials)	46,791
4,102	MTR Corp. Ltd. (Industrials)	19,050
56,286	New World Development Co. Ltd. (Financials)	56,053
39,104	NWS Holdings Ltd. (Industrials)	54,883
1,236	Power Assets Holdings Ltd. (Utilities)	11,041
80,567	SJM Holdings Ltd. (Consumer Discretionary)	59,137
2,674	Sun Hung Kai Properties Ltd. (Financials)	32,873
1,554	Swire Pacific Ltd., Class A (Financials)	16,959
4,452	Techtronic Industries Co. Ltd. (Consumer Discretionary)	18,062
97,013	WH Group Ltd. (Consumer Staples)*(a)	50,059
3,206	Wharf Holdings Ltd. (The) (Financials)	18,404
8,428	Wheelock & Co. Ltd. (Financials)	36,422

		854,813

Ireland – 0.6%
840	CRH PLC (Materials)	24,708
784	Experian PLC (Industrials)	14,528
1,220	James Hardie Industries PLC CDI (Materials)	14,462
301	Kerry Group PLC, Class A (Consumer Staples)	24,284

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
840	Ryanair Holdings PLC (Industrials)	$ 12,576
1,733	Shire PLC (Health Care)	121,199

		211,757

Israel – 1.3%
784	Azrieli Group (Financials)	30,211
14,138	Bank Hapoalim BM (Financials)	73,151
9,534	Bank Leumi Le-Israel BM (Financials)*	34,472
8,144	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	17,554
117	Check Point Software Technologies Ltd. (Information Technology)*	10,213
1,596	Israel Chemicals Ltd. (Materials)	8,031
4,592	Mizrahi Tefahot Bank Ltd. (Financials)	54,366
952	NICE-Systems Ltd. (Information Technology)	57,868
2,518	Teva Pharmaceutical Industries Ltd. (Health Care)	154,296

		440,162

Italy – 2.4%
1,218	Assicurazioni Generali SpA (Financials)	23,155
882	Atlantia SpA (Industrials)	23,288
7,546	Enel Green Power SpA (Utilities)	15,931
24,643	Enel SpA (Utilities)	108,635
1,778	Eni SpA (Energy)	28,956
448	EXOR SpA (Financials)	20,071
2,696	Finmeccanica SpA (Industrials)*	39,038
10,864	Intesa Sanpaolo SpA (Financials)	37,268
3,504	Intesa Sanpaolo SpA-RSP (Financials)	11,006
1,848	Luxottica Group SpA (Consumer Discretionary)	123,547
716	Mediobanca SpA (Financials)	6,859
3,316	Prysmian SpA (Industrials)	72,495
2,618	Snam SpA (Utilities)	13,300
75,972	Telecom Italia SpA (Telecommunication Services)*	98,211
92,888	Telecom Italia SpA-RSP (Telecommunication Services)	106,934
5,696	Terna Rete Elettrica Nazionale SpA (Utilities)	28,034
4,746	UniCredit SpA (Financials)	27,844
16,610	UnipolSai SpA (Financials)	42,839

		827,411

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – 22.2%
420	ABC-Mart, Inc. (Consumer Discretionary)	$ 22,826
2,286	Acom Co. Ltd. (Financials)*	11,330
1,075	Aeon Co. Ltd. (Consumer Staples)	16,655
730	Air Water, Inc. (Materials)	11,831
1,703	Ajinomoto Co., Inc. (Consumer Staples)	38,990
1,316	Alfresa Holdings Corp. (Health Care)	26,047
294	Alps Electric Co. Ltd. (Information Technology)	9,229
10,219	ANA Holdings, Inc. (Industrials)	28,722
8,344	Aozora Bank Ltd. (Financials)	29,375
3,374	Asahi Glass Co. Ltd. (Industrials)	19,815
1,137	Asahi Group Holdings Ltd. (Consumer Staples)	35,600
1,764	Asahi Kasei Corp. (Materials)	12,050
483	Asics Corp. (Consumer Discretionary)	11,017
6,926	Astellas Pharma, Inc. (Health Care)	97,390
1,791	Bandai Namco Holdings, Inc. (Consumer Discretionary)	39,820
1,680	Bank of Yokohama Ltd. (The) (Financials)	9,873
2,030	Benesse Holdings, Inc. (Consumer Discretionary)	51,376
1,107	Bridgestone Corp. (Consumer Discretionary)	39,330
5,040	Brother Industries Ltd. (Information Technology)	60,220
2,072	Calbee, Inc. (Consumer Staples)	85,549
3,116	Canon, Inc. (Information Technology)	93,925
798	Casio Computer Co. Ltd. (Consumer Discretionary)	17,574
231	Central Japan Railway Co. (Industrials)	41,195
1,474	Chiba Bank Ltd. (The) (Financials)	10,151
3,178	Chubu Electric Power Co., Inc. (Utilities)	43,785
602	Chugoku Electric Power Co., Inc. (The) (Utilities)	7,701
1,120	Dai Nippon Printing Co. Ltd. (Industrials)	10,929
1,193	Daicel Corp. (Materials)	17,438
868	Daihatsu Motor Co. Ltd. (Consumer Discretionary)	11,251
490	Dai-ichi Life Insurance Co. Ltd. (The) (Financials)	8,466
1,470	Daiichi Sankyo Co. Ltd. (Health Care)	30,251
182	Daikin Industries Ltd. (Industrials)	12,770

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
364	Daito Trust Construction Co. Ltd. (Financials)	$ 37,764
2,142	Daiwa House Industry Co. Ltd. (Financials)	59,578
1,571	Daiwa Securities Group, Inc. (Financials)	10,148
434	Denso Corp. (Consumer Discretionary)	20,676
280	Dentsu, Inc. (Consumer Discretionary)	15,695
182	Don Quijote Holdings Co. Ltd. (Consumer Discretionary)	7,197
521	East Japan Railway Co. (Industrials)	49,108
830	Eisai Co. Ltd. (Health Care)	53,841
742	FamilyMart Co. Ltd. (Consumer Staples)	33,043
92	FANUC Corp. (Industrials)	16,358
252	Fast Retailing Co. Ltd. (Consumer Discretionary)	101,757
1,642	Fuji Electric Co. Ltd. (Industrials)	7,552
714	Fuji Heavy Industries Ltd. (Consumer Discretionary)	29,468
2,378	FUJIFILM Holdings Corp. (Information Technology)	96,177
9,268	Fujitsu Ltd. (Information Technology)	46,731
19,102	GungHo Online Entertainment, Inc. (Information Technology)	58,880
2,940	Gunma Bank Ltd. (The) (Financials)	17,624
3,066	Hachijuni Bank Ltd. (The) (Financials)	18,528
1,022	Hakuhodo DY Holdings, Inc. (Consumer Discretionary)	10,959
3,612	Hankyu Hanshin Holdings, Inc. (Industrials)	23,088
966	Hikari Tsushin, Inc. (Consumer Discretionary)	69,425
2,408	Hiroshima Bank Ltd. (The) (Financials)	13,673
2,492	Hitachi Construction Machinery Co. Ltd. (Industrials)	39,054
3,752	Hitachi Ltd. (Information Technology)	22,114
5,474	Hokuhoku Financial Group, Inc. (Financials)	11,589
1,148	Hokuriku Electric Power Co. (Utilities)	15,672
3,304	Honda Motor Co. Ltd. (Consumer Discretionary)	107,257
102	Hoshizaki Electric Co. Ltd. (Industrials)	7,157
1,792	Hoya Corp. (Health Care)	72,535
1,965	Idemitsu Kosan Co. Ltd. (Energy)	32,484
1,645	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	31,945
2,318	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	35,293
6,074	ITOCHU Corp. (Industrials)	74,004
740	Iyo Bank Ltd. (The) (Financials)	7,365
434	J Front Retailing Co. Ltd. (Consumer Discretionary)	7,150
252	Japan Airlines Co. Ltd. (Industrials)	8,606

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
336	Japan Airport Terminal Co. Ltd. (Industrials)	$ 16,925
952	Japan Exchange Group, Inc. (Financials)	14,904
1,164	Japan Tobacco, Inc. (Consumer Staples)	41,639
588	JFE Holdings, Inc. (Materials)	9,263
1,638	Joyo Bank Ltd. (The) (Financials)	7,587
12,838	JX Holdings, Inc. (Energy)	51,996
2,339	Kajima Corp. (Industrials)	12,826
5,118	Kakaku.com, Inc. (Information Technology)	97,478
3,486	Kamigumi Co. Ltd. (Industrials)	30,681
1,862	Kaneka Corp. (Materials)	18,336
2,562	Kao Corp. (Consumer Staples)	131,155
6,392	KDDI Corp. (Telecommunication Services)	158,555
4,998	Keihan Electric Railway Co. Ltd. (Industrials)	33,285
1,400	Keikyu Corp. (Industrials)	11,322
1,344	Keio Corp. (Industrials)	11,022
1,260	Keisei Electric Railway Co. Ltd. (Industrials)	15,106
70	Keyence Corp. (Information Technology)	37,884
462	Kikkoman Corp. (Consumer Staples)	15,196
3,920	Kintetsu Group Holdings Co. Ltd. (Industrials)	15,008
1,330	Kirin Holdings Co. Ltd. (Consumer Staples)	18,680
20,474	Kobe Steel Ltd. (Materials)	23,915
322	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	13,060
658	Komatsu Ltd. (Industrials)	10,867
588	Konami Holdings Corp. (Information Technology)	13,741
6,958	Konica Minolta, Inc. (Information Technology)	73,034
673	Kose Corp. (Consumer Staples)	70,313
490	Kubota Corp. (Industrials)	8,162
901	Kuraray Co. Ltd. (Materials)	11,453
504	Kurita Water Industries Ltd. (Industrials)	10,862
348	Kyocera Corp. (Information Technology)	16,110
546	Kyowa Hakko Kirin Co. Ltd. (Health Care)	9,606
952	Lawson, Inc. (Consumer Staples)	72,204
1,918	M3, Inc. (Health Care)	42,131
308	Mabuchi Motor Co. Ltd. (Industrials)	17,714
2,590	Marubeni Corp. (Industrials)	14,328
602	Marui Group Co. Ltd. (Consumer Discretionary)	8,917

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
322	Maruichi Steel Tube Ltd. (Materials)	$ 8,907
2,072	Mazda Motor Corp. (Consumer Discretionary)	42,985
784	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	19,015
3,928	Medipal Holdings Corp. (Health Care)	68,727
1,151	MEIJI Holdings Co. Ltd. (Consumer Staples)	91,965
624	Miraca Holdings, Inc. (Health Care)	27,687
8,671	Mitsubishi Chemical Holdings Corp. (Materials)	56,739
2,894	Mitsubishi Corp. (Industrials)	48,640
1,722	Mitsubishi Electric Corp. (Industrials)	19,038
698	Mitsubishi Estate Co. Ltd. (Financials)	14,662
5,223	Mitsubishi Gas Chemical Co., Inc. (Materials)	28,259
1,904	Mitsubishi Heavy Industries Ltd. (Industrials)	9,732
3,010	Mitsubishi Materials Corp. (Materials)	10,621
8,657	Mitsubishi Motors Corp. (Consumer Discretionary)	76,964
1,512	Mitsubishi Tanabe Pharma Corp. (Health Care)	26,382
21,748	Mitsubishi UFJ Financial Group, Inc. (Financials)	139,364
8,321	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	43,670
3,836	Mitsui & Co. Ltd. (Industrials)	46,985
2,338	Mitsui Chemicals, Inc. (Materials)	9,729
364	Mitsui Fudosan Co. Ltd. (Financials)	9,165
2,660	Mitsui OSK Lines Ltd. (Industrials)	6,926
1,750	Mixi, Inc. (Information Technology)	71,544
46,046	Mizuho Financial Group, Inc. (Financials)	92,817
658	MS&AD Insurance Group Holdings, Inc. (Financials)	18,532
317	Murata Manufacturing Co. Ltd. (Information Technology)	49,114
448	Nabtesco Corp. (Industrials)	9,365
13,571	Nagoya Railroad Co. Ltd. (Industrials)	54,602
686	Nexon Co. Ltd. (Information Technology)	10,868
5,460	NHK Spring Co. Ltd. (Consumer Discretionary)	56,025
221	Nidec Corp. (Industrials)	17,063
2,646	Nikon Corp. (Consumer Discretionary)	35,457
70	Nintendo Co. Ltd. (Information Technology)	10,735
1,960	Nippon Express Co. Ltd. (Industrials)	8,840
8	Nippon Prologis REIT, Inc. (Financials)	14,010
2,198	Nippon Steel & Sumitomo Metal Corp. (Materials)	44,082

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,760	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	$ 65,172
2,716	Nippon Yusen KK (Industrials)	7,050
4,144	Nissan Motor Co. Ltd. (Consumer Discretionary)	44,186
1,034	Nisshin Seifun Group, Inc. (Consumer Staples)	16,221
238	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	12,066
980	Nitori Holdings Co. Ltd. (Consumer Discretionary)	80,607
392	Nitto Denko Corp. (Materials)	26,379
2,268	Nomura Holdings, Inc. (Financials)	13,434
2,954	Nomura Real Estate Holdings, Inc. (Financials)	57,772
546	Nomura Research Institute Ltd. (Information Technology)	20,617
644	NTT Data Corp. (Information Technology)	31,343
2,435	NTT DOCOMO, Inc. (Telecommunication Services)	45,982
1,316	Obayashi Corp. (Industrials)	12,137
268	Obic Co. Ltd. (Information Technology)	14,239
1,274	Odakyu Electric Railway Co. Ltd. (Industrials)	12,938
3,339	Oji Holdings Corp. (Materials)	14,463
714	Olympus Corp. (Health Care)	28,437
924	Omron Corp. (Information Technology)	33,915
108	Ono Pharmaceutical Co. Ltd. (Health Care)	17,267
672	Oracle Corp. Japan (Information Technology)	32,706
175	Oriental Land Co. Ltd. (Consumer Discretionary)	9,932
2,378	ORIX Corp. (Financials)	34,268
6,076	Osaka Gas Co. Ltd. (Utilities)	22,529
154	Otsuka Corp. (Information Technology)	7,708
1,610	Otsuka Holdings Co. Ltd. (Health Care)	53,257
5,236	Panasonic Corp. (Consumer Discretionary)	59,355
1,232	Park24 Co. Ltd. (Industrials)	24,984
1,570	Recruit Holdings Co. Ltd. (Industrials)	48,967
5,964	Resona Holdings, Inc. (Financials)	29,065
3,568	Ricoh Co. Ltd. (Information Technology)	36,525
264	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	56,877
196	Sankyo Co. Ltd. (Consumer Discretionary)	7,743
490	Sanrio Co. Ltd. (Consumer Discretionary)	11,686
2,108	SBI Holdings, Inc. (Financials)	23,853
476	Secom Co. Ltd. (Industrials)	32,576

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
649	Sega Sammy Holdings, Inc. (Consumer Discretionary)	$ 7,002
1,218	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	14,494
1,680	Sekisui House Ltd. (Consumer Discretionary)	28,366
1,327	Seven & i Holdings Co. Ltd. (Consumer Staples)	59,418
2,453	Seven Bank Ltd. (Financials)	10,725
460	Shikoku Electric Power Co., Inc. (Utilities)	6,578
1,022	Shimadzu Corp. (Information Technology)	16,514
266	Shimamura Co. Ltd. (Consumer Discretionary)	32,387
224	Shimano, Inc. (Consumer Discretionary)	33,197
1,596	Shimizu Corp. (Industrials)	13,373
305	Shin-Etsu Chemical Co. Ltd. (Materials)	17,227
5,472	Shinsei Bank Ltd. (Financials)	10,387
669	Shionogi & Co. Ltd. (Health Care)	29,445
3,724	Shiseido Co. Ltd. (Consumer Staples)	88,977
1,064	Shizuoka Bank Ltd. (The) (Financials)	10,383
1,848	Showa Shell Sekiyu KK (Energy)	16,264
28	SMC Corp. (Industrials)	7,409
378	SoftBank Group Corp. (Telecommunication Services)	20,044
350	Sohgo Security Services Co. Ltd. (Industrials)	16,807
364	Sompo Japan Nipponkoa Holdings, Inc. (Financials)	11,205
1,990	Sony Corp. (Consumer Discretionary)	51,284
504	Sony Financial Holdings, Inc. (Financials)	9,272
4,298	Sumitomo Chemical Co. Ltd. (Materials)	24,614
3,258	Sumitomo Corp. (Industrials)	34,554
812	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	11,540
2,629	Sumitomo Mitsui Financial Group, Inc. (Financials)	100,166
2,100	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	8,006
4,022	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	54,223
924	Suntory Beverage & Food Ltd. (Consumer Staples)	36,015
383	Suruga Bank Ltd. (Financials)	7,742
1,833	Suzuken Co. Ltd. (Health Care)	71,444
1,361	Sysmex Corp. (Health Care)	84,897
3,290	Taiheiyo Cement Corp. (Materials)	10,141
2,324	Taisei Corp. (Industrials)	14,309
213	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	14,410
1,176	Takashimaya Co. Ltd. (Consumer Discretionary)	10,703

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,367	Takeda Pharmaceutical Co. Ltd. (Health Care)	$ 66,343
4,970	Teijin Ltd. (Materials)	17,658
3,164	Tobu Railway Co. Ltd. (Industrials)	15,399
270	Toho Co. Ltd. (Consumer Discretionary)	7,173
1,526	Toho Gas Co. Ltd. (Utilities)	9,469
1,890	Tohoku Electric Power Co., Inc. (Utilities)	22,169
1,078	Tokio Marine Holdings, Inc. (Financials)	39,699
7,525	Tokyo Electric Power Co., Inc. (Utilities)*	46,024
4,354	Tokyo Gas Co. Ltd. (Utilities)	20,771
1,126	Tokyo Tatemono Co. Ltd. (Financials)	13,509
4,578	Tokyu Corp. (Industrials)	35,538
1,652	TonenGeneral Sekiyu KK (Energy)	15,920
2,954	Toppan Printing Co. Ltd. (Industrials)	25,879
2,918	Toray Industries, Inc. (Materials)	26,486
350	TOTO Ltd. (Industrials)	12,066
648	Toyo Seikan Group Holdings Ltd. (Materials)	12,736
420	Toyo Suisan Kaisha Ltd. (Consumer Staples)	14,990
938	Toyoda Gosei Co. Ltd. (Consumer Discretionary)	22,271
3,840	Toyota Motor Corp. (Consumer Discretionary)	238,505
942	Toyota Tsusho Corp. (Industrials)	22,068
170	Trend Micro, Inc. (Information Technology)	6,922
2,129	Unicharm Corp. (Consumer Staples)	44,832
10	United Urban Investment Corp. REIT (Financials)	13,303
532	USS Co Ltd. (Consumer Discretionary)	8,445
645	West Japan Railway Co. (Industrials)	40,679
224	Yakult Honsha Co. Ltd. (Consumer Staples)	11,047
2,086	Yamaguchi Financial Group, Inc. (Financials)	24,163
612	Yamaha Corp. (Consumer Discretionary)	15,389
519	Yamaha Motor Co. Ltd. (Consumer Discretionary)	12,651
5,690	Yamazaki Baking Co. Ltd. (Consumer Staples)	106,850

		7,705,189

Luxembourg – 0.3%
658	RTL Group SA (Consumer Discretionary)	57,541
574	SES SA (Consumer Discretionary)	15,926

Shares	Description	Value
Common Stocks – (continued)
Luxembourg – (continued)
1,204	Tenaris SA (Energy)	$ 15,806

		89,273

Macau – 0.0%**
9,128	Wynn Macau Ltd. (Consumer Discretionary)	11,363

Netherlands – 2.7%
238	Akzo Nobel NV (Materials)	16,922
588	Altice NV, Class A (Consumer Discretionary)*	9,030
132	ASML Holding NV (Information Technology)	12,195
784	Boskalis Westminster (Industrials)	34,876
250	Gemalto NV (Information Technology)	15,768
1,455	Heineken Holding NV (Consumer Staples)	114,423
756	Heineken NV (Consumer Staples)	67,198
8,288	ING Groep NV (Financials)	113,750
6,104	Koninklijke Ahold NV (Consumer Staples)	132,738
224	Koninklijke DSM NV (Materials)	11,392
3,668	Koninklijke KPN NV (Telecommunication Services)	13,950
1,008	Koninklijke Philips NV (Industrials)	27,552
1,055	NN Group NV (Financials)	36,023
88	NXP Semiconductors NV (Information Technology)*	8,224
1,033	Randstad Holding NV (Industrials)	64,576
3,807	Royal Dutch Shell PLC, Class A (Energy)	94,155
1,467	Royal Dutch Shell PLC, Class B (Energy)	36,481
9,254	TNT Express NV (Industrials)	75,355
1,330	Wolters Kluwer NV (Consumer Discretionary)	45,940

		930,548

New Zealand – 0.1%
4,950	Auckland International Airport Ltd. (Industrials)	17,223
5,908	Spark New Zealand Ltd. (Telecommunication Services)	12,983

		30,206

Norway – 0.6%
1,960	DNB ASA (Financials)	25,826
1,274	Gjensidige Forsikring ASA (Financials)	20,588

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
19,645	Norsk Hydro ASA (Materials)	$ 76,028
3,346	Orkla ASA (Consumer Staples)	27,209
694	Schibsted ASA, Class A (Consumer Discretionary)	25,220
782	Schibsted ASA, Class B (Consumer Discretionary)*	27,291
504	Yara International ASA (Materials)	23,354

		225,516

Portugal – 0.1%
5,110	EDP - Energias de Portugal SA (Utilities)	17,027
1,852	Jeronimo Martins SGPS SA (Consumer Staples)	25,692

		42,719

Singapore – 1.3%
5,104	DBS Group Holdings Ltd. (Financials)	59,772
132,122	Golden Agri-Resources Ltd. (Consumer Staples)	33,758
1,470	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	33,334
11,718	Oversea-Chinese Banking Corp. Ltd. (Financials)	72,107
12,298	Singapore Exchange Ltd. (Financials)	65,813
6,482	Singapore Telecommunications Ltd. (Telecommunication Services)	17,620
23,274	StarHub Ltd. (Telecommunication Services)	59,963
2,380	United Overseas Bank Ltd. (Financials)	32,754
34,236	Wilmar International Ltd. (Consumer Staples)	69,495

		444,616

South Africa – 0.1%
1,547	Investec PLC (Financials)	13,157
1,344	Mondi PLC (Materials)	31,237

		44,394

Spain – 2.6%
896	Abertis Infraestructuras SA (Industrials)	13,868
2,184	ACS Actividades de Construccion y Servicios SA (Industrials)	71,206
112	Aena SA (Industrials)*(a)	12,698
1,806	Amadeus IT Holding SA, Class A (Information Technology)	72,415
5,236	Banco Bilbao Vizcaya Argentaria SA (Financials)	43,444

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
21,502	Banco Santander SA (Financials)	$ 117,362
11,670	Distribuidora Internacional de Alimentacion SA (Consumer Staples)*	73,742
630	Enagas SA (Utilities)	18,770
1,329	Endesa SA (Utilities)	27,483
1,806	Ferrovial SA (Industrials)	42,764
630	Gas Natural SDG SA (Utilities)	13,624
420	Grifols SA (Health Care)	19,926
13,810	Iberdrola SA (Utilities)	96,716
3,906	Industria de Diseno Textil SA (Consumer Discretionary)	140,508
8,569	Mapfre SA (Financials)	23,503
196	Red Electrica Corp. SA (Utilities)	16,809
798	Repsol SA (Energy)	10,404
4,550	Telefonica SA (Telecommunication Services)	56,104
2,912	Zardoya Otis SA (Industrials)	35,215

		906,561

Sweden – 2.4%
602	Alfa Laval AB (Industrials)	11,134
2,506	Assa Abloy AB, Class B (Industrials)	53,303
1,624	Atlas Copco AB, Class A (Industrials)	43,537
658	Atlas Copco AB, Class B (Industrials)	16,282
3,284	Boliden AB (Materials)	60,362
1,540	Electrolux AB, Series B (Consumer Discretionary)	45,205
4,074	Hennes & Mauritz AB, Class B (Consumer Discretionary)	151,121
490	Hexagon AB, Class B (Information Technology)	17,783
476	ICA Gruppen AB (Consumer Staples)	16,767
1,610	Industrivarden AB, Class C (Financials)	28,836
967	Investment AB Kinnevik, Class B (Financials)	29,749
1,291	Investor AB, Class B (Financials)	49,206
2,282	Nordea Bank AB (Financials)	25,290
3,542	Securitas AB, Class B (Industrials)	54,057
3,552	Skandinaviska Enskilda Banken AB, Class A (Financials)	37,776
686	Skanska AB, Class B (Industrials)	13,655
987	Svenska Cellulosa AB SCA, Class B (Consumer Staples)	28,475
2,366	Svenska Handelsbanken AB, Class A (Financials)	31,850

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
1,134	Swedbank AB, Class A (Financials)	$ 25,122
644	Swedish Match AB (Consumer Staples)	22,220
2,282	Tele2 AB, Class B (Telecommunication Services)	23,236
2,394	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	23,319
6,336	TeliaSonera AB (Telecommunication Services)	31,102

		839,387

Switzerland – 8.9%
2,254	ABB Ltd. (Industrials)*	42,780
589	Actelion Ltd. (Health Care)*	82,796
445	Adecco SA (Industrials)*	30,476
598	Aryzta AG (Consumer Staples)*	28,116
336	Baloise Holding AG (Financials)	40,858
14	Barry Callebaut AG (Consumer Staples)*	14,573
574	Cie Financiere Richemont SA (Consumer Discretionary)	42,996
2,451	Coca-Cola HBC AG (Consumer Staples)*	59,438
1,580	Credit Suisse Group AG (Financials)*	33,999
123	EMS-Chemie Holding AG (Materials)	50,196
19	Galenica AG (Health Care)	27,799
92	Geberit AG (Industrials)	30,796
29	Givaudan SA (Materials)*	52,388
76,689	Glencore PLC (Materials)*	111,642
518	Julius Baer Group Ltd. (Financials)*	24,813
812	Kuehne + Nagel International AG (Industrials)	109,878
196	LafargeHolcim Ltd. (Materials)*	10,487
490	Lonza Group AG (Health Care)*	77,508
6,869	Nestle SA (Consumer Staples)	510,188
4,683	Novartis AG (Health Care)	400,671
1,484	Pargesa Holding SA (Financials)	93,332
247	Partners Group Holding AG (Financials)	89,266
1,512	Roche Holding AG (Health Care)	405,229
161	Schindler Holding AG (Industrials)	26,422
163	Schindler Holding AG Participation Certificates (Industrials)	26,846
19	SGS SA (Industrials)	36,376
428	Sonova Holding AG (Health Care)	54,044

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
6,174	STMicroelectronics NV (Information Technology)	$ 44,849
168	Swatch Group AG (The) - Bearer (Consumer Discretionary)	59,130
658	Swatch Group AG (The) - Registered (Consumer Discretionary)	43,399
191	Swiss Life Holding AG (Financials)*	48,217
294	Swiss Prime Site AG (Financials)*	22,008
952	Swiss Re AG (Financials)	90,806
42	Swisscom AG (Telecommunication Services)	20,715
31	Syngenta AG, 11/30/00 (Materials)	11,439
5,418	UBS Group AG (Financials)	104,096
1,827	Wolseley PLC (Industrials)	105,992
154	Zurich Insurance Group AG (Financials)*	40,584

		3,105,148

United Kingdom – 15.9%
5,549	3i Group PLC (Financials)	41,973
2,450	Aberdeen Asset Management PLC (Financials)	11,779
4,570	Admiral Group PLC (Financials)	111,512
3,177	Aggreko PLC (Industrials)	48,063
3,270	ARM Holdings PLC (Information Technology)	55,327
364	Associated British Foods PLC (Consumer Staples)	19,430
2,413	AstraZeneca PLC (Health Care)	163,544
7,862	Auto Trader Group PLC (Information Technology)*(a)	48,084
2,859	Aviva PLC (Financials)	22,013
2,624	BAE Systems PLC (Industrials)	20,401
14,324	Barclays PLC (Financials)	48,126
5,558	Barratt Developments PLC (Consumer Discretionary)	50,282
28,146	BP PLC (Energy)	163,224
2,958	British American Tobacco PLC (Consumer Staples)	172,230
8,315	British Land Co. PLC (The) REIT (Financials)	104,388
17,256	BT Group PLC (Telecommunication Services)	128,955
518	Bunzl PLC (Industrials)	14,971
4,642	Burberry Group PLC (Consumer Discretionary)	86,996
1,256	Capita PLC (Industrials)	24,049
4,802	Centrica PLC (Utilities)	15,765
2,254	Cobham PLC (Industrials)	10,294
3,599	Compass Group PLC (Consumer Discretionary)	62,519

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
532	Croda International PLC (Materials)	$ 22,967
1,757	Diageo PLC (Consumer Staples)	50,516
11,520	Direct Line Insurance Group PLC (Financials)	71,411
4,270	Dixons Carphone PLC (Consumer Discretionary)	31,155
1,232	Fiat Chrysler Automobiles NV (Consumer Discretionary)*	17,592
3,738	G4S PLC (Industrials)	12,767
6,622	GlaxoSmithKline PLC (Health Care)	135,118
5,222	Hammerson PLC REIT (Financials)	47,989
5,214	Hargreaves Lansdown PLC (Financials)	117,417
35,636	HSBC Holdings PLC (Financials)	284,038
5,697	ICAP PLC (Financials)	43,650
602	IMI PLC (Industrials)	8,645
2,346	Imperial Tobacco Group PLC (Consumer Staples)	126,708
3,582	Inmarsat PLC (Telecommunication Services)	60,121
882	InterContinental Hotels Group PLC (Consumer Discretionary)	33,935
11,026	International Consolidated Airlines Group SA (Industrials)*	93,941
6,258	Intu Properties PLC REIT (Financials)	30,474
11,855	ITV PLC (Consumer Discretionary)	48,361
378	Johnson Matthey PLC (Materials)	16,103
11,555	Kingfisher PLC (Consumer Discretionary)	61,470
5,155	Land Securities Group PLC REIT (Financials)	95,523
16,186	Legal & General Group PLC (Financials)	66,150
36,054	Lloyds Banking Group PLC (Financials)	39,597
943	London Stock Exchange Group PLC (Financials)	37,617
7,574	Marks & Spencer Group PLC (Consumer Discretionary)	57,291
3,710	Meggitt PLC (Industrials)	21,652
1,834	Melrose Industries PLC (Industrials)	8,012
3,878	Merlin Entertainments PLC (Consumer Discretionary)(a)	23,887
3,248	National Grid PLC (Utilities)	45,265
1,031	Next PLC (Consumer Discretionary)	122,915
8,891	Old Mutual PLC (Financials)	27,972
1,235	Pearson PLC (Consumer Discretionary)	15,356
2,436	Persimmon PLC (Consumer Discretionary)*	70,222
595	Petrofac Ltd. (Energy)	7,389
1,317	Provident Financial PLC (Financials)	70,814
5,547	Prudential PLC (Financials)	128,546

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
1,212	Reckitt Benckiser Group PLC (Consumer Staples)	$ 113,662
3,102	RELX NV (Consumer Discretionary)	53,680
2,212	RELX PLC (Consumer Discretionary)	39,890
1,709	Rio Tinto PLC (Materials)	56,815
1,960	Rolls-Royce Holdings PLC (Industrials)*	17,894
2,154	Royal Bank of Scotland Group PLC (Financials)*	9,805
19,900	Royal Mail PLC (Industrials)	145,614
10,401	Sage Group PLC (The) (Information Technology)	91,826
854	Schroders PLC (Financials)	38,514
16,894	Segro PLC REIT (Financials)	112,201
728	Severn Trent PLC (Utilities)	24,679
4,167	Sky PLC (Consumer Discretionary)	69,375
3,570	Smith & Nephew PLC (Health Care)	60,457
938	Smiths Group PLC (Industrials)	14,586
8,002	Sports Direct International PLC (Consumer Discretionary)*	88,051
1,134	SSE PLC (Utilities)	24,479
994	St James’s Place PLC (Financials)	15,202
3,899	Standard Chartered PLC (Financials)	32,703
10,788	Standard Life PLC (Financials)	67,636
1,060	Tate & Lyle PLC (Consumer Staples)	9,414
16,271	Taylor Wimpey PLC (Consumer Discretionary)	47,663
952	Travis Perkins PLC (Industrials)	29,134
3,144	Unilever NV (Consumer Staples)	137,886
2,851	Unilever PLC (Consumer Staples)	121,624
1,680	United Utilities Group PLC (Utilities)	24,442
33,401	Vodafone Group PLC (Telecommunication Services)	112,750
722	Weir Group PLC (The) (Industrials)	13,063
578	Whitbread PLC (Consumer Discretionary)	39,571
19,101	William Hill PLC (Consumer Discretionary)	102,820
48,812	Wm Morrison Supermarkets PLC (Consumer Staples)	112,052
5,041	WPP PLC (Consumer Discretionary)	116,479

		5,520,478

United States – 0.8%
434	Carnival PLC (Consumer Discretionary)	22,637
2,240	QIAGEN NV (Health Care)*	59,464

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description		Value
Common Stocks – (continued)
United States – (continued)
126	Taro Pharmaceutical Industries Ltd. (Health Care)*		$ 18,249
1,358	Thomson Reuters Corp. (Consumer Discretionary)		55,079
8,292	Transocean Ltd. (Energy)		119,787

			275,216

TOTAL COMMON STOCKS (Cost $34,247,055)			$34,402,050

Preferred Stocks – 0.4%
Germany – 0.4%
98	Bayerische Motoren Werke AG (Consumer Discretionary)		$ 8,213
1,498	FUCHS PETROLUB SE (Materials)		70,918
451	Henkel AG & Co KGaA (Consumer Staples)		51,205
90	Volkswagen AG (Consumer Discretionary)		12,504

TOTAL PREFERRED STOCKS (Cost $135,034)			$ 142,840

Units	Description	Expiration Month	Value
Rights – 0.0%
Australia – 0.0%
331	Transurban Group (Industrials)*	12/15	$ 144

Spain – 0.0%
2,600	Telefonica SA (Telecommunication Services)*	12/15	942

Switzerland – 0.0%
1,274	Credit Suisse Group AG (Financials)*	12/15	781

United Kingdom – 0.0%
943	Standard Chartered PLC (Financials)*	12/15	1,291

TOTAL RIGHTS (Cost $955)			$ 3,158

TOTAL INVESTMENTS – 99.3% (Cost $34,383,044)			$34,548,048

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			237,489

NET ASSETS – 100.0%			$34,785,537

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non Income Producing

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $185,475, which represents approximately 0.5% of net assets as of November 30, 2015.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$34,383,044

Gross unrealized gain	550,069
Gross unrealized loss	(385,065)

Net unrealized gain	$165,004

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Consumer Discretionary – 17.9%
2,526	Advance Auto Parts, Inc.	$ 411,056
3,284	Amazon.com, Inc.*	2,183,202
1,278	AutoZone, Inc.*	1,001,658
10,798	Bed Bath & Beyond, Inc.*	588,707
39,400	Best Buy Co., Inc.	1,252,131
3,344	Carnival Corp.	168,972
208	Charter Communications, Inc., Class A*	38,971
501	Chipotle Mexican Grill, Inc.*	290,355
11,204	Coach, Inc.	355,951
16,846	Comcast Corp., Class A	1,025,248
5,538	Dollar General Corp.	362,241
3,675	Dollar Tree, Inc.*	277,316
5,355	DR Horton, Inc.	173,020
2,861	Expedia, Inc.	352,218
10,012	Foot Locker, Inc.	650,780
76,441	Ford Motor Co.	1,095,400
2,665	General Motors Co.	96,473
5,063	Genuine Parts Co.	458,860
29,357	Goodyear Tire & Rubber Co. (The)	1,023,972
4,670	H&R Block, Inc.	171,342
12,686	Hanesbrands, Inc.	389,080
2,474	Harley-Davidson, Inc.	121,028
4,257	Hasbro, Inc.	311,144
3,971	Hilton Worldwide Holdings, Inc.	92,207
17,176	Home Depot, Inc. (The)	2,299,522
7,414	Interpublic Group of Cos., Inc. (The)	170,522
5,663	Jarden Corp.*	264,349
2,196	Johnson Controls, Inc.	101,016
17,521	Kohl’s Corp.	825,765
9,896	L Brands, Inc.	944,177
7,248	Lear Corp.	912,523
1,965	Lennar Corp., Class A	100,628
18,566	Lowe’s Cos., Inc.	1,422,155
12,261	Macy’s, Inc.	479,160
893	Marriott International, Inc., Class A	63,323
9,518	Mattel, Inc.	236,617
4,868	McDonald’s Corp.	555,731
8,733	Michael Kors Holdings Ltd.*	375,694
1,111	Mohawk Industries, Inc.*	211,890

Shares	Description	Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
5,200	Netflix, Inc.*	$ 641,316
9,490	Newell Rubbermaid, Inc.	423,823
10,395	NIKE, Inc., Class B	1,375,050
4,855	Nordstrom, Inc.	273,385
2,773	Norwegian Cruise Line Holdings Ltd.*	159,281
5,146	Omnicom Group, Inc.	380,392
3,167	O’Reilly Automotive, Inc.*	835,676
378	Priceline Group, Inc. (The)*	472,065
7,408	PVH Corp.	676,276
3,585	Ralph Lauren Corp.	445,293
16,682	Ross Stores, Inc.	867,631
2,031	Royal Caribbean Cruises Ltd.	188,091
894	Signet Jewelers Ltd.	117,463
33,313	Sirius XM Holdings, Inc.*	136,916
32,408	Staples, Inc.	391,165
16,748	Starbucks Corp.	1,028,160
12,159	Target Corp.	881,528
3,167	Tiffany & Co.	252,347
1,779	Time Warner Cable, Inc.	328,706
3,770	Time Warner, Inc.	263,825
11,138	TJX Cos., Inc. (The)	786,343
5,765	Tractor Supply Co.	515,103
4,362	TripAdvisor, Inc.*	359,298
2,570	Twenty-First Century Fox, Inc., Class A	75,841
3,787	Ulta Salon Cosmetics & Fragrance, Inc.*	632,429
7,116	Under Armour, Inc., Class A*	613,542
8,532	VF Corp.	552,020
2,680	Viacom, Inc., Class B	133,437
11,085	Walt Disney Co. (The)	1,257,814
1,471	Wyndham Worldwide Corp.	111,678
5,235	Yum! Brands, Inc.	379,590

		37,409,888

Consumer Staples – 12.8%
19,608	Altria Group, Inc.	1,129,421
23,655	Archer-Daniels-Midland Co.	863,171
4,830	Brown-Forman Corp., Class B	495,268
12,564	Bunge Ltd.	836,888
5,296	Campbell Soup Co.	276,663
5,758	Church & Dwight Co., Inc.	493,864

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Staples – (continued)
6,441	Clorox Co. (The)	$ 800,616
26,001	Coca-Cola Co. (The)	1,108,163
3,647	Coca-Cola Enterprises, Inc.	183,444
12,862	Colgate-Palmolive Co.	844,776
8,692	ConAgra Foods, Inc.	355,764
3,751	Constellation Brands, Inc., Class A	526,115
8,397	Costco Wholesale Corp.	1,355,444
17,908	CVS Health Corp.	1,684,964
8,512	Dr Pepper Snapple Group, Inc.	763,952
8,303	Estee Lauder Cos., Inc. (The), Class A	698,448
5,460	General Mills, Inc.	315,370
5,723	Hershey Co. (The)	493,952
3,544	Hormel Foods Corp.	265,516
1,906	JM Smucker Co. (The)	230,988
3,290	Kellogg Co.	226,253
4,368	Kimberly-Clark Corp.	520,447
4,064	Kraft Heinz Co. (The)	299,476
36,141	Kroger Co. (The)	1,361,070
4,145	McCormick & Co., Inc./Md	356,138
5,721	Mead Johnson Nutrition Co.	461,055
891	Molson Coors Brewing Co., Class B	81,999
10,392	Mondelez International, Inc., Class A	453,715
2,661	Monster Beverage Corp.*	411,417
15,827	PepsiCo, Inc.	1,585,232
12,520	Philip Morris International, Inc.	1,094,123
22,769	Procter & Gamble Co. (The)	1,704,033
10,891	Reynolds American, Inc.	503,709
12,720	Sysco Corp.	522,792
17,775	Tyson Foods, Inc., Class A	888,750
10,404	Walgreens Boots Alliance, Inc.	874,248
22,909	Wal-Mart Stores, Inc.	1,347,966
10,987	Whole Foods Market, Inc.	320,271

		26,735,481

Energy – 3.6%
5,794	Baker Hughes, Inc.	313,282
4,237	Cameron International Corp.*	289,345
6,550	Chevron Corp.	598,146
1,663	ConocoPhillips	89,885
2,262	EOG Resources, Inc.	188,719

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
32,514	Exxon Mobil Corp.	$ 2,655,092
8,132	FMC Technologies, Inc.*	276,651
4,043	Kinder Morgan, Inc.	95,294
14,610	Marathon Petroleum Corp.	853,370
1,211	Occidental Petroleum Corp.	91,539
995	Phillips 66	91,072
2,577	Schlumberger Ltd.	198,816
2,086	Spectra Energy Corp.	54,653
5,353	Tesoro Corp.	616,505
16,236	Valero Energy Corp.	1,166,719

		7,579,088

Financials – 14.4%
1,991	ACE Ltd.	228,666
4,456	Aflac, Inc.	290,709
10,187	Allstate Corp. (The)	639,336
26,772	Ally Financial, Inc.*	534,369
7,671	American Express Co.	549,550
10,600	American International Group, Inc.	673,948
1,883	American Tower Corp. REIT	187,133
871	Ameriprise Financial, Inc.	98,379
18,108	Annaly Capital Management, Inc. REIT	173,475
2,961	Aon PLC	280,525
4,740	Arch Capital Group Ltd.*	343,508
1,500	AvalonBay Communities, Inc. REIT	272,685
66,981	Bank of America Corp.	1,167,479
6,446	Bank of New York Mellon Corp. (The)	282,593
4,544	BB&T Corp.	175,489
6,655	Berkshire Hathaway, Inc., Class B*	892,369
495	BlackRock, Inc.	180,041
1,464	Boston Properties, Inc. REIT	182,985
8,696	Capital One Financial Corp.	682,723
10,343	CBRE Group, Inc., Class A*	387,552
1,302	Chubb Corp. (The)	169,950
3,470	Cincinnati Financial Corp.	212,052
10,343	CIT Group, Inc.	444,335
19,456	Citigroup, Inc.	1,052,375
3,974	CME Group, Inc.	388,061
2,357	Crown Castle International Corp. REIT	202,490
2,890	Digital Realty Trust, Inc. REIT	208,398

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
2,066	Discover Financial Services	$ 117,266
1,692	E*TRADE Financial Corp.*	51,488
890	Equinix, Inc. REIT	263,885
5,147	Equity Residential REIT	410,834
1,599	Essex Property Trust, Inc. REIT	369,033
3,685	Extra Space Storage, Inc. REIT	308,619
1,663	Federal Realty Investment Trust REIT	243,663
16,644	Fifth Third Bancorp	344,031
1,230	First Republic Bank	84,698
2,576	Franklin Resources, Inc.	107,986
12,066	General Growth Properties, Inc. REIT	307,321
8,695	Hartford Financial Services Group, Inc. (The)	396,840
4,154	HCP, Inc. REIT	147,592
16,924	Host Hotels & Resorts, Inc. REIT	280,938
2,688	Huntington Bancshares, Inc.	31,423
392	Intercontinental Exchange, Inc.	101,857
2,397	Invesco Ltd.	80,755
33,765	JPMorgan Chase & Co.	2,251,450
3,347	KeyCorp	43,879
10,297	Kimco Realty Corp. REIT	268,649
3,360	Lincoln National Corp.	184,766
4,163	Loews Corp.	157,736
983	M&T Bank Corp.	123,199
5,846	Macerich Co. (The) REIT	456,865
393	Markel Corp.*	355,732
8,231	Marsh & McLennan Cos., Inc.	455,174
1,857	McGraw Hill Financial, Inc.	179,145
7,972	MetLife, Inc.	407,289
1,598	Moody’s Corp.	164,786
4,863	Morgan Stanley	166,801
14,504	New York Community Bancorp, Inc.	237,866
1,666	Northern Trust Corp.	124,850
3,839	PNC Financial Services Group, Inc. (The)	366,663
1,506	Principal Financial Group, Inc.	77,499
10,415	Progressive Corp. (The)	320,990
8,597	Prologis, Inc. REIT	367,522
706	Prudential Financial, Inc.	61,104
2,792	Public Storage REIT	670,248
4,363	Realty Income Corp. REIT	216,492
26,385	Regions Financial Corp.	267,544

Shares	Description	Value
Common Stocks – (continued)
Financials – (continued)
5,160	Simon Property Group, Inc. REIT	$ 960,998
1,583	SL Green Realty Corp. REIT	186,921
1,786	State Street Corp.	129,628
5,744	SunTrust Banks, Inc.	249,404
4,056	T Rowe Price Group, Inc.	308,864
1,601	TD Ameritrade Holding Corp.	58,645
6,241	Travelers Cos., Inc. (The)	715,031
8,861	UDR, Inc. REIT	327,060
2,861	Unum Group	104,941
6,925	US Bancorp	303,938
2,752	Ventas, Inc. REIT	146,792
2,059	Vornado Realty Trust REIT	199,229
19,004	Voya Financial, Inc.	773,463
42,669	Wells Fargo & Co.	2,351,063
4,846	Welltower, Inc. REIT	306,219
14,796	Weyerhaeuser Co. REIT	475,987

		30,073,836

Health Care – 15.4%
8,706	Abbott Laboratories	391,074
11,985	AbbVie, Inc.	696,928
10,210	Aetna, Inc.	1,049,078
8,666	Agilent Technologies, Inc.	362,412
2,000	Allergan PLC*	627,780
4,852	AmerisourceBergen Corp.	478,601
8,025	Amgen, Inc.	1,292,828
7,820	Anthem, Inc.	1,019,572
3,278	Baxalta, Inc.	112,698
3,857	Baxter International, Inc.	145,216
1,675	Becton Dickinson and Co.	251,669
2,698	Biogen, Inc.*	773,948
1,400	BioMarin Pharmaceutical, Inc.*	133,518
6,812	Boston Scientific Corp.*	124,523
13,649	Bristol-Myers Squibb Co.	914,619
7,043	Cardinal Health, Inc.	611,685
7,810	Celgene Corp.*	854,805
3,968	Cerner Corp.*	236,493
4,037	Cigna Corp.	544,914
790	Cooper Cos., Inc. (The)	115,538
1,993	CR Bard, Inc.	372,332

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care – (continued)
3,163	DaVita HealthCare Partners, Inc.*	$ 231,026
1,976	DENTSPLY International, Inc.	119,864
3,673	Edwards Lifesciences Corp.*	598,699
9,920	Eli Lilly & Co.	813,837
899	Endo International PLC*	55,271
10,202	Express Scripts Holding Co.*	872,067
21,038	Gilead Sciences, Inc.	2,229,185
2,061	HCA Holdings, Inc.*	140,272
3,386	Henry Schein, Inc.*	529,841
6,320	Hologic, Inc.*	255,012
2,882	Humana, Inc.	486,078
806	Illumina, Inc.*	148,223
2,065	Incyte Corp.*	235,906
118	Intuitive Surgical, Inc.*	61,362
25,740	Johnson & Johnson	2,605,917
2,676	Laboratory Corp. of America Holdings*	325,241
8,238	Mallinckrodt PLC*	559,443
2,657	McKesson Corp.	503,103
1,694	Medivation, Inc.*	71,622
8,413	Medtronic PLC	633,835
21,626	Merck & Co., Inc.	1,146,394
2,590	Mettler-Toledo International, Inc.*	887,800
1,681	Mylan NV*	86,235
900	Perrigo Co. PLC	134,451
71,531	Pfizer, Inc.	2,344,070
3,549	Quest Diagnostics, Inc.	242,468
391	Regeneron Pharmaceuticals, Inc.*	212,900
7,245	ResMed, Inc.	431,585
3,657	St Jude Medical, Inc.	230,757
3,943	Stryker Corp.	380,342
5,139	Thermo Fisher Scientific, Inc.	711,238
12,989	UnitedHealth Group, Inc.	1,463,989
1,673	Universal Health Services, Inc., Class B	203,303
1,761	Varian Medical Systems, Inc.*	142,254
414	Vertex Pharmaceuticals, Inc.*	53,555
2,184	Waters Corp.*	290,079
13,847	Zoetis, Inc.	646,655

		32,194,110

Shares	Description	Value
Common Stocks – (continued)
Industrials – 9.5%
7,078	3M Co.	$ 1,108,272
1,171	Acuity Brands, Inc.	270,360
2,168	Alaska Air Group, Inc.	172,855
1,762	AMETEK, Inc.	99,483
3,658	Boeing Co. (The)	532,056
3,861	Caterpillar, Inc.	280,502
9,159	CH Robinson Worldwide, Inc.	617,591
4,362	Cintas Corp.	399,516
2,200	CSX Corp.	62,546
969	Cummins, Inc.	97,259
6,752	Danaher Corp.	650,825
1,973	Deere & Co.	156,992
14,946	Delta Air Lines, Inc.	694,391
2,262	Dover Corp.	149,066
8,169	Emerson Electric Co.	408,450
3,775	Equifax, Inc.	420,913
1,968	Expeditors International of Washington, Inc.	95,527
12,566	Fastenal Co.	509,928
2,177	FedEx Corp.	345,142
801	Fortune Brands Home & Security, Inc.	44,031
2,179	General Dynamics Corp.	319,136
61,649	General Electric Co.	1,845,770
3,064	Honeywell International, Inc.	318,503
1,389	IHS, Inc., Class A*	171,278
2,655	Illinois Tool Works, Inc.	249,517
1,481	Ingersoll-Rand PLC	86,890
1,381	JB Hunt Transport Services, Inc.	108,049
8,399	L-3 Communications Holdings, Inc.	1,028,121
2,296	Lockheed Martin Corp.	503,191
5,653	Masco Corp.	169,081
2,774	Nielsen Holdings PLC	129,490
878	Norfolk Southern Corp.	83,463
2,885	Northrop Grumman Corp.	537,649
1,094	PACCAR, Inc.	56,844
1,795	Parker-Hannifin Corp.	187,865
892	Precision Castparts Corp.	206,534
1,385	Raytheon Co.	171,782
11,895	Republic Services, Inc.	522,547
2,357	Rockwell Automation, Inc.	250,879
2,760	Rockwell Collins, Inc.	255,797

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrials – (continued)
1,204	Roper Technologies, Inc.	$ 232,962
1,597	Sensata Technologies Holding NV*	73,159
2,360	Snap-on, Inc.	406,298
7,342	Southwest Airlines Co.	336,851
2,494	Stanley Black & Decker, Inc.	272,245
2,651	Stericycle, Inc.*	320,029
10,893	Textron, Inc.	464,804
1,865	Towers Watson & Co., Class A	250,861
1,669	TransDigm Group, Inc.*	391,597
2,971	Tyco International PLC	104,906
1,669	Union Pacific Corp.	140,113
7,000	United Continental Holdings, Inc.*	390,110
2,397	United Parcel Service, Inc., Class B	246,915
4,445	United Technologies Corp.	426,942
4,764	Verisk Analytics, Inc.*	357,062
512	Wabtec Corp.	41,021
8,212	Waste Management, Inc.	441,559
2,483	WW Grainger, Inc.	497,941

		19,713,466

Information Technology – 20.0%
9,423	Accenture PLC, Class A	1,010,334
7,081	Activision Blizzard, Inc.	266,670
2,791	Adobe Systems, Inc.*	255,265
2,181	Akamai Technologies, Inc.*	125,647
899	Alliance Data Systems Corp.*	257,878
2,091	Alphabet, Inc., Class A*	1,595,119
2,163	Alphabet, Inc., Class C*	1,606,244
8,832	Amdocs Ltd.	499,626
3,769	Amphenol Corp., Class A	207,483
785	Analog Devices, Inc.	48,380
2,749	ANSYS, Inc.*	256,234
55,608	Apple, Inc.	6,578,427
3,658	Autodesk, Inc.*	232,173
3,373	Automatic Data Processing, Inc.	290,955
8,041	Broadcom Corp., Class A	439,280
5,749	CA, Inc.	161,604
3,167	CDK Global, Inc.	150,147
35,742	Cisco Systems, Inc.	973,970
6,343	Citrix Systems, Inc.*	486,318

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
5,126	Cognizant Technology Solutions Corp., Class A*	$ 331,037
15,341	Computer Sciences Corp.	480,634
12,380	Corning, Inc.	231,877
11,466	CSRA, Inc.*	361,294
29,601	eBay, Inc.*	875,894
10,394	Electronic Arts, Inc.*	704,609
21,082	EMC Corp.	534,218
3,662	F5 Networks, Inc.*	377,186
14,843	Facebook, Inc., Class A*	1,547,234
5,112	Fidelity National Information Services, Inc.	325,481
6,941	Fiserv, Inc.*	668,002
314	FleetCor Technologies, Inc.*	48,265
2,987	Global Payments, Inc.	211,629
1,178	Harris Corp.	97,927
15,354	Hewlett Packard Enterprise Co.*	228,160
15,354	HP, Inc.	192,539
49,557	Intel Corp.	1,723,098
9,327	International Business Machines Corp.	1,300,370
8,527	Intuit, Inc.	854,405
5,340	Juniper Networks, Inc.	160,894
1,467	KLA-Tencor Corp.	97,511
2,683	Lam Research Corp.	209,811
10,707	Linear Technology Corp.	489,524
691	LinkedIn Corp., Class A*	167,989
6,258	MasterCard, Inc., Class A	612,783
3,054	Maxim Integrated Products, Inc.	118,404
37,470	Micron Technology, Inc.*	596,897
72,142	Microsoft Corp.	3,920,919
2,296	Motorola Solutions, Inc.	164,807
7,143	NetApp, Inc.	219,004
5,450	NVIDIA Corp.	172,874
25,951	Oracle Corp.	1,011,310
2,058	Palo Alto Networks, Inc.*	385,546
8,334	Paychex, Inc.	452,120
6,983	PayPal Holdings, Inc.*	246,221
7,310	QUALCOMM, Inc.	356,655
3,752	Red Hat, Inc.*	305,450
3,176	salesforce.com, Inc.*	253,095
9,020	Seagate Technology PLC	324,179
1,167	ServiceNow, Inc.*	101,541

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Information Technology – (continued)
5,053	Skyworks Solutions, Inc.	$ 419,500
10,547	Symantec Corp.	206,510
14,837	Texas Instruments, Inc.	862,326
5,232	Total System Services, Inc.	292,783
10,613	Visa, Inc., Class A	838,533
5,045	Western Digital Corp.	314,858
17,213	Western Union Co. (The)	324,637
116,254	Xerox Corp.	1,226,480
1,599	Yahoo!, Inc.*	54,062

		41,442,836

Materials – 2.4%
683	Air Products & Chemicals, Inc.	93,496
33,031	Alcoa, Inc.	309,170
1,386	Ashland, Inc.	156,133
1,013	Ball Corp.	70,322
1,110	Dow Chemical Co. (The)	57,864
1,698	Eastman Chemical Co.	123,360
1,793	Ecolab, Inc.	213,654
2,459	EI du Pont de Nemours & Co.	165,589
1,681	International Flavors & Fragrances, Inc.	201,737
1,764	International Paper Co.	73,788
975	LyondellBasell Industries NV, Class A	93,425
688	Martin Marietta Materials, Inc.	108,291
3,058	Monsanto Co.	290,999
11,765	Mosaic Co. (The)	372,245
22,711	Newmont Mining Corp.	418,110
9,819	Nucor Corp.	406,998
1,960	PPG Industries, Inc.	207,250
1,564	Praxair, Inc.	176,419
3,579	Sealed Air Corp.	162,343
3,657	Sherwin-Williams Co. (The)	1,009,588
1,900	Vulcan Materials Co.	195,073

		4,905,854

Telecommunication Services – 1.9%
32,929	AT&T, Inc.	1,108,719
27,224	CenturyLink, Inc.	733,142
1,285	Level 3 Communications, Inc.*	65,317
1,781	SBA Communications Corp., Class A*	187,290

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – (continued)
6,026	T-Mobile US, Inc.*	$ 213,923
38,054	Verizon Communications, Inc.	1,729,555

		4,037,946

Utilities – 1.6%
1,560	Ameren Corp.	68,266
1,967	American Electric Power Co., Inc.	110,172
3,649	American Water Works Co., Inc.	210,766
2,658	CenterPoint Energy, Inc.	45,053
5,230	CMS Energy Corp.	183,155
2,463	Consolidated Edison, Inc.	153,075
1,902	Dominion Resources, Inc.	128,138
1,286	DTE Energy Co.	103,510
3,667	Duke Energy Corp.	248,476
2,765	Edison International	164,130
7,078	Entergy Corp.	471,607
2,091	Eversource Energy	106,536
1,478	Exelon Corp.	40,364
1,585	FirstEnergy Corp.	49,753
2,457	NextEra Energy, Inc.	245,356
5,451	PG&E Corp.	287,431
2,867	PPL Corp.	97,593
1,198	Public Service Enterprise Group, Inc.	46,842
1,178	Sempra Energy	116,893
4,041	Southern Co. (The)	179,986
2,386	WEC Energy Group, Inc.	117,678
4,772	Xcel Energy, Inc.	170,170

		3,344,950

TOTAL INVESTMENTS – 99.5% (Cost $204,034,607)		$207,437,455

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		996,084

NET ASSETS – 100.0%		$208,433,539

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non Income Producing

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$204,034,607

Gross unrealized gain	5,594,044
Gross unrealized loss	(2,191,196)

Net unrealized gain	$3,402,848

Additional information regarding the Fund is available in the Fund’s most recent Prospectus. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy; otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the Net Asset Value (“NAV”) per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy; otherwise they are generally classified as Level 2.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or such price is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy; otherwise they are generally classified as Level 2.

The Underlying Funds may invest in unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2015:

EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$15,166,531	$1,358,437	$—
Asia	118,629,410	4,504,992	—
Europe	3,874,516	—	—
North America	24,084,806	—	—
South America	9,726,760	3,566,576	—
Total	$171,482,023	$9,430,005	$—

INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$44,394	$—	$—
Asia	9,488,239	—	—
Europe	19,886,943	145,854	—
North America	2,961,514	—	—
Oceania	2,020,960	144
Total	$34,402,050	$145,998	$—

U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$207,437,455	$—	$—
Total	$207,437,455	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — A Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s value. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs ETF Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2016

*	Print the name and title of each signing officer under his or her signature.